Shareholder Report	12 Months Ended
May 31, 2024 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	VALIC Co I
Entity Central Index Key	0000719423
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2024
Asset Allocation Fund
Shareholder Report [Line Items]
Fund Name	Asset Allocation Fund
Class Name	Asset Allocation Fund
Trading Symbol	VCAAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the VALIC Company I Asset Allocation Fund (the “Fund”) for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at
corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds
. You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds
Expenses [Text Block]
Fund Expenses
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Asset Allocation Fund	$ 70.84	0.65%

Expenses Paid, Amount	$ 70.84
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund posted a return of 17.96% for the year ended May 31,2024, compared to 28.19
% fo
r the S&P 500® Index (a broad-based securities market index) and 16.88% for the Blended Index (the "Performance Index") comprised of 60% S&P 500® Index; 40% Bloomberg U.S. Aggregate Bond Index. The S&P 500® Index continued to move higher over the period with better than expected earnings estimates. Interest rates were higher and the yield curve steeper over the period. Despite the headwind of increasing interest rates, investment grade fixed income posted positive total and duration neutral excess returns, driven by positive investor sentiment and broadly supportive fundamentals.
The following is a summary of the top contributors and detractors that impacted the Fund's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
For the equity segment of the fund
| Allocations in the following industries: consumer staples; big banks & brokers; telecommunications.
Security
selection in the following industries: semiconductors & hardware; industrial cyclical; media
For the fixed income segment of the fund

|

Allocations in the following sectors: Treasuries; non-agency mortgage-backed securities; collateralized mortgage-backed securities. Security selection in the following sectors: agency mortgage-backed securities; asset-backed securities; corporate credit
TOP PERFORMANCE DETRACTORS
For the equity segment of the fund

|

Allocations in the following industries: utilities; pharmaceutical/medtech; semiconductors & hardware. Security selection in the following industries: retail; utilities; big bank & brokers
For the fixed income segment of the fund

|

Allocations in the following sectors: asset-backed securities; agency mortgage-backed securities. Security selection in the following sectors: collateralized mortgage-backed securities

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Asset Allocation Fund	17.96%	8.53%	5.96%
S&P 500® Index	28.19%	15.80%	12.69%
60% S&P 500® Index; 40% Bloomberg U.S. Aggregate Bond Index	16.88%	9.47%	8.24%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit my.valic.com/ARO/FundPerformance/Index.aspx for the most recent performance information.
Net Assets	$ 148,000,000
Holdings Count | Holdings	579
Advisory Fees Paid, Amount	$ 600,000
Investment Company, Portfolio Turnover	43.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 148M
Total number of portfolio holdings	579
Total net advisory fee paid	$ 0.6M
Portfolio turnover rate during the r ep orting period	43%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Fund's net assets as of the end of the period.
Top Industries
U.S. Government & Agency Obligations	19.9%
Semiconductors	7.9%
Software	7.3%
Internet	6.6%
Banks	6.2%
Computers	5.5%
Diversified Financial Services	4.0%
Retail	3.6%
Electric	3.4%
Collateralized Mortgage Obligations	3.1%
Other Asset Backed Securities	3.1%
Pharmaceuticals	2.6%
Biotechnology	2.5%
Building Materials	2.5%
Healthcare-Products	2.2%
Portfolio Composition

Largest Holdings [Text Block]
Top Industries
U.S. Government & Agency Obligations	19.9%
Semiconductors	7.9%
Software	7.3%
Internet	6.6%
Banks	6.2%
Computers	5.5%
Diversified Financial Services	4.0%
Retail	3.6%
Electric	3.4%
Collateralized Mortgage Obligations	3.1%
Other Asset Backed Securities	3.1%
Pharmaceuticals	2.6%
Biotechnology	2.5%
Building Materials	2.5%
Healthcare-Products	2.2%

Material Fund Change [Text Block]	Material Fund Changes There were no material fund changes during the period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
Aggressive Growth Lifestyle Fund
Shareholder Report [Line Items]
Fund Name	Aggressive Growth Lifestyle Fund
Class Name	Aggressive Growth Lifestyle Fund
Trading Symbol	VLAGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the VALIC Company I Aggressive Growth Lifestyle Fund (the “Fund”) for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at
corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds
. You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds
Expenses [Text Block]
Fund Expenses
What were the Fund costs for the last year?
(Based on a hypothetical $10,
00
0 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Aggressive Growth Lifestyle Fund	$ 12.06	0.11%

Expenses Paid, Amount	$ 12.06
Expense Ratio, Percent	0.11%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund posted a return of 19.34% for the year ended May 31, 2024, compared to 28.19% for the S&P 500
®
Index (a broad-based securities market index) and 18.94% for the Blended Index (the "Performance Index") comprised of 56% Russell 3000
®
Index; 19% MSCI EAFE Index (net); 25% Bloomberg U.S. Aggregate Bond Index. Over the period, U.S. equities outperformed international developed and emerging markets equities. The Fund moderated its tactical overweight to equities, which is spread across U.S. and developed international markets. The Fund also moderated its underweight Fixed Income position.

The Aggressive Growth Lifestyle Fund invests in a combination of affiliated funds, also known as “fund of funds.” The Fund does not select specific sectors, securities, or countries and thus these factors do not influence performance. Rather, the key indicators of performance are asset allocation and manager selection.
The following is a summary of the top contributors and detractors that impacted the Fund's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
Allocations in the following funds
| Core Bond Fund; Systematic Growth Fund; Systematic Value
Fund
TOP PERFORMANCE DETRACTORS
Allocations in the following funds

|

Stock Index Fund; International Equities Index Fund; Large Capital Growth Fund

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Aggressive Growth Lifestyle Fund	19.34%	9.42%	7.07%
S&P 500 ® Index	28.19%	15.80%	12.69%
56% Russell 3000 ® Index; 19% MSCI EAFE Index (net); 25% Bloomberg U.S. Aggregate Bond Index	18.94%	10.01%	8.10%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit my.valic.com/ARO/FundPerformance/Index.aspx for the most recent performance information.
Net Assets	$ 696,000,000
Holdings Count | Holdings	8
Advisory Fees Paid, Amount	$ 500,000
Investment Company, Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 696M
Total number of portfolio holdings	8
Total net advisory fee paid	$ 0.5M
Portfolio turnover rate during the reporting period	28%

Holdings [Text Block]	Graphical Representation of Holdings The information below represents the composition of the Fun d's net assets as of the end of the period. Portfolio Composition
Material Fund Change [Text Block]	Material Fund Changes There were no material fund changes during the period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
Dividend Value Fund
Shareholder Report [Line Items]
Fund Name	Dividend Value Fund
Class Name	Dividend Value Fund
Trading Symbol	VCIGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the VALIC Company I Dividend Value Fund (the “Fund”) for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at
corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds
. You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds
Expenses [Text Block]
Fund Expenses
What were the Fund costs for the last year?
(Based on a hypothetical $10,0
00
investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dividend Value Fund	$ 79.44	0.72%

Expenses Paid, Amount	$ 79.44
Expense Ratio, Percent	0.72%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund posted a return of 20.67% for the year ended May 31, 20
2
4, 28.19% for the S&P 500
®
Index (a broad-based securities market index) and 21.71% for the Russell 1000
®
Value Index (the "Performance Index"). Equities delivered positive returns during the period. The strong performance of artificial intelligence (AI) beneficiaries, optimism over an economic soft landing and a dovish pivot by the Federal Reserve late in 2023 helped overcome persistent inflation, higher interest rates and fears of a recession.
The following is a summary, by subadviser, of the top contributors and detractors that impacted their portion of the Fund's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
BlackRock Investment Management, LLC
| Allocations in the following sectors: real estate; financials; utilities. Security selection in the following sectors: financials; health care; consumer discretionary. Position weightings: Leidos Holdings, Inc.; Wells Fargo & Co.; Citigroup, Inc.
ClearBridge Investments, LLC

|

Allocations in the following sectors: health care; utilities; materials. Security selection in the following sectors: financials; energy; information technology. Position weightings: Apollo Global Management, Inc.; Williams Cos., Inc.; Broadcom, Inc.
TOP PERFORMANCE DETRACTORS
BlackRock Investment Management, LLC

|

Allocations in the following sectors: health care; cash; industrials. Security selection in the following sectors: consumer staples; information technology; materials. Position weightings: Dollar General Corp.; Bayer AG; Baxter International, Inc.
ClearBridge Investments, LLC

|

Allocations in the following sectors: cash; industrials; financials. Security selection in the following sectors: industrials; consumer staples; health care. Position weightings: Diageo PLC; Becton Dickinson & Co.; Nestle SA ADR.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Dividend Value Fund	20.67%	10.45%	8.67%
S&P 500 ® Index	28.19%	15.80%	12.69%
Russell 1000 ® Value Index	21.71%	10.74%	8.61%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit my.valic.com/ARO/FundPerformance/Index.aspx for the most recent performance information.
Net Assets	$ 667,000,000
Holdings Count | Holdings	139
Advisory Fees Paid, Amount	$ 4,500,000
Investment Company, Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 667M
Total number of portfolio holdings	139
Total net advisory fee paid	$ 4.5M
Portfolio turnover rate during the reporting period	36%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Fund's net assets as of the end of the period.
Top Industries
Banks	9.6%
Pharmaceuticals	8.1%
Software	6.9%
Oil & Gas	5.8%
Insurance	5.7%
Electric	4.9%
Diversified Financial Services	4.5%
Aerospace/Defense	3.6%
Short-Term Investments	3.5%
Healthcare-Products	3.4%
Telecommunications	3.2%
Chemicals	3.2%
Computers	2.9%
Semiconductors	2.9%
Media	2.9%
Portfolio Composition

Largest Holdings [Text Block]
Top Industries
Banks	9.6%
Pharmaceuticals	8.1%
Software	6.9%
Oil & Gas	5.8%
Insurance	5.7%
Electric	4.9%
Diversified Financial Services	4.5%
Aerospace/Defense	3.6%
Short-Term Investments	3.5%
Healthcare-Products	3.4%
Telecommunications	3.2%
Chemicals	3.2%
Computers	2.9%
Semiconductors	2.9%
Media	2.9%

Material Fund Change [Text Block]	Material Fund Changes There were no material fund changes during the period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accoun ta nts There were no disagreements with the accountants during the period.
Dynamic Allocation Fund
Shareholder Report [Line Items]
Fund Name	Dynamic Allocation Fund
Class Name	Dynamic Allocation Fund
Trading Symbol	VDAFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the VALIC Company I Dynamic Allocation Fund (the “Fund”) for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at
corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds
. You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds
Expenses [Text Block]
Fund Expenses
What were the Fund co
s
ts for the last year?
(Based on a hypothetical $10
,0
00 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dynamic Allocation Fund	$ 38.82	0.36%

Expenses Paid, Amount	$ 38.82
Expense Ratio, Percent	0.36%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund posted a return of 15.65% for the year ended May 31, 2024, compared to a return of 28.19% S&P 500
®
Index (a broad-based securities market index) and 16.88% for the Blended Index (the "Performance Index") comprised of 60% S&P 500
®
Index; 40% Bloomberg U.S. Aggregate Bond Index. Amidst a backdrop of healthy labor markets and stronger than expected growth, equity markets experienced solid returns. Positive corporate earnings and a secular tailwind from artificial intelligence trends also contributed to performance, particularly growth-oriented equities. U.S. equities outperformed relative to international stocks during the period. Within fixed-income, Treasury yields have stabilized as the Federal Reserve continues to debate the timing of initial rate cuts.

The Fund consists of two components: A fund-of-funds component representing investments in VC I Funds, and an overlay component which invests in cash, treasuries, and futures, to manage the Fund's net equity exposure.
The following is a summary, by subadviser, of the top contributors and detractors that impacted their portion of the Fund's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
AllianceBernstein, L.P.
| Allocations in the following strategies: equity futures contracts used to adjust exposures and manage risk of the Fund; tactical equity
SunAmerica Asset Management, LLC

|

Allocations in the following sector: fixed income. Allocation to the following funds: Capital Appreciation Fund; Growth Fund; Core Bond Fund
TOP PERFORMANCE DETRACTORS
AllianceBernstein, L.P.

|

Allocations in the following strategies: options overlay; fixed income overlay
SunAmerica Asset Management, LLC

|

Allocations in the following sector: international equities. Allocation to the following funds: Dividend Value Fund; Systematic Value Fund; International Growth Fund

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Dynamic Allocation Fund	15.65%	6.52%	5.40%
S&P 500 ® Index	28.19%	15.80%	12.69%
60% S&P 500 ® Index; 40% Bloomberg U.S. Aggregate Bond Index	16.88%	9.47%	8.24%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit my.valic.com/ARO/FundPerformance/Index.aspx for the most recent performance information.
Net Assets	$ 142,000,000
Holdings Count | Holdings	47
Advisory Fees Paid, Amount	$ 400,000
Investment Company, Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 142M
Total number of portfolio holdings	47
Total net advisory fee paid	$ 0.4M
Portfolio turnover rate during the reporting period	26%

Holdings [Text Block]	Graphical Representation of Holdings The information below represents the composition of the Fund's net assets as of the end of the period. Portfolio Composition
Material Fund Change [Text Block]	Material Fund Ch an ges There were no material fund changes during the period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
Emerging Economies Fund
Shareholder Report [Line Items]
Fund Name	Emerging Economies Fund
Class Name	Emerging Economies Fund
Trading Symbol	VCGEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the VALIC Company I Emerging Economies Fund (the “Fund”) for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at
corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds
. You can also request this information by contacting us at 1-800-448-2542.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds
Expenses [Text Block]
Fund Expenses
What were the Fund costs for the last year?
(Based on a hypothetical $
10,000
investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Emerging Economies Fund	$ 103.28	0.95%

Expenses Paid, Amount	$ 103.28
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund posted a return of 17.43% for the year ended May 31, 2024, compared to a return of 16.74% for the MSCI ACWI ex USA Index (net) (a broad-based securities market index) and 12.39% for the MSCI Emerging Markets Index (net) (the "Performance Index"). Emerging market index returns were buoyed by 40%+ advances in both India and Taiwan, whereas markets in China and South Korea lagged. Investors are optimistic about potential economic and market reforms in India, while tech-heavy Taiwan rode the wave of enthusiasm about AI spending. China has yet to fully recover from extended COVID lockdowns and declines in residential home prices have soured prospects for economic growth.
The following is a summary, by subadviser, of the top contributors and detractors that impacted their portion of the Fund's performance during the year relative to the Performance Index.
Blackrock Investment Management, LLC - see Material Fund Changes for the time period covered

|

Allocations in the following sectors: industrials; information technology; materials. Security selection in the following sectors: health care; utilities. Position weightings: MediaTek, Inc.; lack of a position in HLB, Inc.; Cathay Financial Holdings Co., Ltd. Exposure to the following countries: Philippines; Taiwan; Australia
Blackrock Investment Management, LLC - see Material Fund Changes for the time period covered

|

Allocations in the following sectors: health care; consumer staples; energy. Security selection in the following sectors: consumer discretionary; industrials; energy. Position weightings: CJ Logistics Corp.; Phison Electronics Corp.; Samsung Electronics Co., Ltd. Exposure to the following countries: Brazil; Kuwait; Egypt

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Emerging Economies Fund	17.43%	3.90%	2.42%
MSCI ACWI ex USA Index (net)	16.74%	6.81%	4.03%
MSCI Emerging Markets Index (net)	12.39%	3.55%	2.66%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Apr. 29, 2024
Updated Performance Information Location [Text Block]	Visit my.valic.com/ARO/FundPerformance/Index.aspx for the most recent performance information.
Net Assets	$ 644,000,000
Holdings Count | Holdings	349
Advisory Fees Paid, Amount	$ 5,300,000
Investment Company, Portfolio Turnover	141.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 644M
Total number of portfolio holdings	349
Total net advisory fee paid	$ 5.3M
Portfolio turnover rate during the reporting period	141%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Fund's net assets as of the end of the period.
Top Industries
Semiconductors	15.7%
Banks	14.7%
Internet	11.2%
Computers	4.9%
Oil & Gas	4.2%
Diversified Financial Services	3.5%
Telecommunications	3.5%
Retail	3.1%
Chemicals	2.9%
Insurance	2.7%
Auto Manufacturers	2.4%
Beverages	2.3%
Auto Parts & Equipment	2.2%
Engineering & Construction	2.2%
Mining	2.1%
Portfolio Composition
Country

Largest Holdings [Text Block]
Top Industries
Semiconductors	15.7%
Banks	14.7%
Internet	11.2%
Computers	4.9%
Oil & Gas	4.2%
Diversified Financial Services	3.5%
Telecommunications	3.5%
Retail	3.1%
Chemicals	2.9%
Insurance	2.7%
Auto Manufacturers	2.4%
Beverages	2.3%
Auto Parts & Equipment	2.2%
Engineering & Construction	2.2%
Mining	2.1%

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the period.

Effective April 29, 2024, BlackRock Investment Management, LLC was appointed as subadviser replacing the existing subadviser, J.P. Morgan Investment Management, Inc. Additionally, changes to the Fund’s investment strategies and techniques were adopted to match the investment processes and techniques used by the subadviser, including enhancing the use of derivatives, and expanding investments into new security types. As a result of these changes, large-cap companies risk, mid-cap companies risk, and small-cap companies risk were removed as principal risks, and convertible securities risk, IPO risk, and model risk were added as principal risks. For more comprehensive information, you may review the Fund’s next prospectus, which we expect to be available by September 30, 2024 at www.corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds or upon special request at 1-800-448-2542 or by sending an e-mail request to
Forms.Request@valic.com
.

Material Fund Change Strategies [Text Block]	Additionally, changes to the Fund’s investment strategies and techniques were adopted to match the investment processes and techniques used by the subadviser, including enhancing the use of derivatives, and expanding investments into new security types.
Material Fund Change Risks Change [Text Block]	As a result of these changes, large-cap companies risk, mid-cap companies risk, and small-cap companies risk were removed as principal risks, and convertible securities risk, IPO risk, and model risk were added as principal risks.
Material Fund Change Adviser [Text Block]	Effective April 29, 2024, BlackRock Investment Management, LLC was appointed as subadviser replacing the existing subadviser, J.P. Morgan Investment Management, Inc.
Updated Prospectus Phone Number	1-800-448-2542
Updated Prospectus Email Address	Request@valic.com
Updated Prospectus Web Address	www.corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
Global Real Estate Fund
Shareholder Report [Line Items]
Fund Name	Global Real Estate Fund
Class Name	Global Real Estate Fund
Trading Symbol	VGREX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the VALIC Company I Global Real Estate Fund (the “Fund”) for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at
corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds
. You can also request this information by contacting us at 1-800-448-2542.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds
Expenses [Text Block]
Fund Expenses
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global Real Estate Fund	$ 95.92	0.92%

Expenses Paid, Amount	$ 95.92
Expense Ratio, Percent	0.92%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund posted a return of 8.53% for the year ended May 31, 2024, compared to a return of 23.56%
for
the MSCI ACWI Index (net) (a broad-based securities market index) and 8.46% for the FTSE EPRA/NAREIT Developed Index (the "Performance Index"). Over the last 12 months global stocks performed well led by technology stocks, on the heels of better-than-expected earnings across geographies and sectors. During the period, risk sentiment improved for the listed real estate market, underpinned by earnings growth and meaningful tightening in corporate bond spread premiums which helped offset the impact from higher interest rates.
The following is a summary, by subadviser, of the top contributors and detractors that impacted their portion of the Fund's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
Duff & Phelps Investment Management Company
| Allocations in the following industries: diversified; health care; data centers. Security selection in the following industries: diversified; data centers; health care. Position weightings: Mitsubishi Estate Co., Ltd.; Mitsui Fudosan Co., Ltd.; Welltower, Inc. Exposure to the following countries: Japan; Hong Kong; Spain
Massachusetts Financial Services Company

|

Allocations in the following industries: health care facilities; diversified REIT; real estate operating companies. Security selection in the following industries: industrial REIT; diversified real estate activities; specialized REIT. Position weightings: Goodman Group; Universal Health Services, Inc., Class B; Encompass Health Corp. Exposure to the following countries: Hong Kong; Australia; United Kingdom
TOP PERFORMANCE DETRACTORS
Duff & Phelps Investment Management Company

|

Allocations in the following sectors: industrial; retail; self storage. Security selection in the following sectors: self storage; office; retail. Position weightings: Simon
Property
Group, Inc.; Swire Properties Ltd.; Mitsui Fudosan Logistics Park, Inc. Exposure to the following countries: United States; Germany; China
Massachusetts Financial Services Company

|

Allocations in the following industries: health care REIT; industrial REIT; telecom tower REIT. Security selection in the following industries: real estate operating companies; data center REIT; real estate development. Position weightings: lack of a position in Welltower, Inc.; Simon Property Group, Inc.; Katitas Co., Ltd. Exposure to the following countries: United States; lack of exposure to Sweden; Spain

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Global Real Estate Fund	8.53%	(0.19) %	2.50%
MSCI ACWI Index (net)	23.56%	11.68%	8.40%
FTSE EPRA /NAREIT Developed Index	8.46%	0.50%	3.08%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Sep. 28, 2023
Updated Performance Information Location [Text Block]	Visit my.valic.com/ARO/FundPerformance/Index.aspx for the most recent performance information.
Net Assets	$ 347,000,000
Holdings Count | Holdings	89
Advisory Fees Paid, Amount	$ 2,000,000
Investment Company, Portfolio Turnover	52.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 347M
Total number of portfolio holdings	89
Total net advisory fee paid	$ 2.0M
Portfolio turnover rate during the reporting period	52%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Fund's net assets as of the end of the period.
Top Industries
Diversified REITS	17.6%
Warehouse/Industrial REITS	15.0%
Apartment REITS	12.6%
Real Estate	9.6%
Shopping Centers REITS	9.4%
Storage REITS	8.9%
Health Care REITS	7.3%
Office Property REITS	4.0%
Manufactured Homes REITS	3.2%
Regional Malls REITS	3.2%
Hotel REITS	2.1%
Single Tenant REITS	1.7%
Healthcare-Services	1.5%
Short-Term Investments	1.2%
Engineering & Construction	1.1%
Portfolio Composition
Country

Largest Holdings [Text Block]
Top Industries
Diversified REITS	17.6%
Warehouse/Industrial REITS	15.0%
Apartment REITS	12.6%
Real Estate	9.6%
Shopping Centers REITS	9.4%
Storage REITS	8.9%
Health Care REITS	7.3%
Office Property REITS	4.0%
Manufactured Homes REITS	3.2%
Regional Malls REITS	3.2%
Hotel REITS	2.1%
Single Tenant REITS	1.7%
Healthcare-Services	1.5%
Short-Term Investments	1.2%
Engineering & Construction	1.1%

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the period.

Effective September 28, 2023, the Fund added focused fund risk as a principal risk of the Fund. For more comprehensive information, you may review the Fund’s next prospectus, which we expect to be available by September 30, 2024 at www.corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds or upon special request at 1-800-448-2542 or by sending an e-mail request to
Forms.Request@valic.com
.

Material Fund Change Risks Change [Text Block]	the Fund added focused fund risk as a principal risk of the Fund
Updated Prospectus Phone Number	1-800-448-2542
Updated Prospectus Email Address	Request@valic.com
Updated Prospectus Web Address	www.corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
International Socially Responsible Fund
Shareholder Report [Line Items]
Fund Name	International Socially Responsible Fund
Class Name	International Socially Responsible Fund
Trading Symbol	VCSOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the VALIC Company I International Socially Responsible Fund (the “Fund”) for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at
corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds
. You can also request this information by contacting us at 1-800-448-2542.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds
Expenses [Text Block]
Fund Expenses
What were the Fund costs for the last year?
(Based on a hypothetical $
10,000
investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
International Socially Responsible Fund	$ 65.27	0.60%

Expenses Paid, Amount	$ 65.27
Expense Ratio, Percent	0.60%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund posted a return of 17.57% for the year ended May 31, 2024, compared to a return of 18.53% for the MSCI EAFE Index (net) (a broad-based securities market & Performance Index). Despite concerns around slowing growth and geopolitical unrest, international equity markets were buoyed by attractive valuations and expectations of interest rate cuts by central banks. Driven by European and Japanese markets, developed markets outside the U.S. outperformed emerging markets due to underperformance in Chinese equities.

The Fund is an optimized portfolio which seeks to track the MSCI EAFE Index (net) while investing in socially responsive companies. The Fund's criteria do not permit investment in companies whose businesses rely significantly on alcohol, firearms, gambling, tobacco, nuclear power, production of weaponry, have poor labor/employee relations or environmental records. These criteria may create differences in Fund performance relative to that of the Benchmark.
The following is a summary of the top contributors and detractors that impacted the Fund's performance
during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
Allocations in the following sectors
| consumer staples; financials; health care
Security selection in the following sectors

|

health care; consumer staples; consumer discretionary
Position weightings

|

Nestle SA; Roche Holding Ltd.; LVMH Moet Hennessy Louis Vuitton SE
Exposure to the following countries

|

Switzerland; France; Denmark
TOP PERFORMANCE DETRACTORS
Allocations in the following sectors

|

energy; real estate; communication services
Security selection in the following sectors

|

financials; industrials; utilities
Position weightings

|

Toyota Motor Corp.; Burberry Group PLC; UBS Group AG
Exposure to the following countries

|

United Kingdom; Spain; Australia

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
International Socially Responsible Fund	17.57%	7.83%	7.05%
MSCI EAFE Index (net)	18.53%	8.05%	4.60%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Sep. 28, 2023
Updated Performance Information Location [Text Block]	Visit my.valic.com/ARO/FundPerformance/Index.aspx for the most recent performance information.
Net Assets	$ 499,000,000
Holdings Count | Holdings	442
Advisory Fees Paid, Amount	$ 2,000,000
Investment Company, Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 499M
Total number of portfolio holdings	442
Total net advisory fee paid	$ 2.0M
Portfolio turnover rate during the reporting period	11%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Fund's net assets as of the end of the period.
Top Industries
Pharmaceuticals	8.7%
Insurance	7.8%
Banks	7.5%
Semiconductors	4.1%
Chemicals	3.5%
Commercial Services	3.4%
Oil & Gas	3.0%
Healthcare-Products	2.8%
Auto Manufacturers	2.6%
Engineering & Construction	2.5%
Telecommunications	2.3%
Electronics	2.3%
Food	2.1%
Software	2.0%
Diversified Financial Services	2.0%
Portfolio Composition
Country

Material Fund Change [Text Block]
Material Fund
Changes
This is a summary of certain changes to the Fund since the beginning of the period.

Effective September 28, 2023, a contractual advisory fee waiver was implemented in the amount of 0.05% of average daily net assets at each of the Fund’s advisory fee breakpoint levels. For more comprehensive information, you may review the Fund’s next prospectus, which we expect to be available by September 30, 2024 at www.corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds or upon special request at 1-800-448-2542 or by sending an e-mail request to
Forms.Request@valic.com
.

Material Fund Change Expenses [Text Block]	a contractual advisory fee waiver was implemented in the amount of 0.05% of average daily net assets at each of the Fund’s advisory fee breakpoint levels.
Updated Prospectus Phone Number	1-800-448-2542
Updated Prospectus Email Address	Request@valic.com
Updated Prospectus Web Address	www.corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
Global Strategy Fund
Shareholder Report [Line Items]
Fund Name	Global Strategy Fund
Class Name	Global Strategy Fund
Trading Symbol	VGLSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the VALIC Company I Global Strategy Fund (the “Fund”) for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at
corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds
. You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds
Expenses [Text Block]
Fund Expenses
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global Strategy Fund	$ 71.48	0.65%

Expenses Paid, Amount	$ 71.48
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund posted a return of 19.93% for the year ended May 31, 2024, compared to a return of 23.56% for the MSCI ACWI Index (net) (a broad-based securities market index) and 15.18% for the Blended Index (the "Performance Index") comprised of 60% MSCI ACWI Index (net); 40% Bloomberg Global Aggregate Index (USD hedged). The global fixed income market was volatile but ultimately generated a positive return during the period. Robust earnings reports, growth opportunities tied to artificial intelligence (AI) and optimism about an economic soft landing in certain regions bolstered investor sentiment, and global equity markets rallied during the period.
The following is a summary, by subadviser, of the top contributors and detractors that impacted their portion of the Fund's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
Brandywine Global Investments, LLC - Global Debt portion
| In aggregate: sector allocations; position weightings; country allocations. Allocations in the following sectors: structured credit; corporate bonds. Exposure to the following countries: United States; Columbia; Mexico
Franklin Advisers, Inc. - Global Equity portion

|

In aggregate: position weightings; country allocations. Allocations in the following sectors: information technology; consumer staples; health care. Security selection in the following sectors: consumer discretionary; information technology; financials. Position weightings: NVIDIA Corp.; Meta Platforms, Inc., Class A; UniCredit SpA. Exposure to the following regions: United States; Eurozone; Asia Ex-Japan
TOP PERFORMANCE DETRACTORS
Brandywine Global Investments, LLC - Global Debt portion

|

Allocations in the following sectors: U.S. Treasury. Exposure to the following countries: Peru; Japan; Germany
Franklin Advisers, Inc. - Global Equity portion

|

Allocations in the following sectors: cash; financials; energy. Security selection in the following sectors: consumer staples; materials. Position weightings: Eli Lilly & Co.; Gilead Sciences, Inc.; Humana, Inc. Exposure to the following regions: Mid-East/Africa

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Global Strategy Fund	19.93%	4.65%	2.69%
MSCI ACWI Index (net)	23.56%	11.68%	8.40%
60% MSCI ACWI Index (net); 40% Bloomberg Global Aggregate Index (USD hedged)	15.18%	7.31%	6.02%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit my.valic.com/ARO/FundPerformance/Index.aspx for the most recent performance information.
Net Assets	$ 221,000,000
Holdings Count | Holdings	615
Advisory Fees Paid, Amount	$ 900,000
Investment Company, Portfolio Turnover	75.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 221M
Total number of portfolio holdings	615
Total net advisory fee paid	$ 0.9M
Portfolio turnover rate during the reporting period	75%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Fund's net assets as of the end of the period.
Top Industries
Foreign Government Obligations	8.7%
Internet	6.8%
Short-Term Investments	6.0%
Semiconductors	5.7%
Banks	4.8%
Oil & Gas	4.7%
Diversified Financial Services	4.5%
Software	4.4%
Investment Companies	4.0%
Computers	3.3%
Collateralized Mortgage Obligations	3.2%
Retail	2.7%
Pharmaceuticals	2.6%
Insurance	2.6%
Electric	2.2%
Portfolio Composition
Country

Largest Holdings [Text Block]
Top Industries
Foreign Government Obligations	8.7%
Internet	6.8%
Short-Term Investments	6.0%
Semiconductors	5.7%
Banks	4.8%
Oil & Gas	4.7%
Diversified Financial Services	4.5%
Software	4.4%
Investment Companies	4.0%
Computers	3.3%
Collateralized Mortgage Obligations	3.2%
Retail	2.7%
Pharmaceuticals	2.6%
Insurance	2.6%
Electric	2.2%

Material Fund Change [Text Block]	Material Fund Changes There were no material fund changes during the period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
Government Securities Fund
Shareholder Report [Line Items]
Fund Name	Government Securities Fund
Class Name	Government Securities Fund
Trading Symbol	VCGSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the VALIC Company I Government Securities Fund (the “Fund”) for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at
corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds
. You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds
Expenses [Text Block]
Fund Expenses
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Government Securities Fund	$ 68.22	0.68%

Expenses Paid, Amount	$ 68.22
Expense Ratio, Percent	0.68%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund posted a return of 0.65% for the year ended May 31, 2024, compared to a return of 1.31% for the Bloomberg U.S. Aggregate Bond Index (a broad-based securities market index) and -0.14% for the Bloomberg U.S. Government Bond Index (the "Performance Index"). Interest rates were higher and the yield curve steeper over the period driven by higher for longer rhetoric out of the Fed. Despite the headwind of increasing interest rates, investment grade fixed income posted positive total and duration neutral excess returns, driven by positive investor sentiment and broadly supportive fundamentals.
The following is a summary of the top contributors and detractors that impacted the Fund's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
In aggregate
| sector allocations; position weightings
Allocations in the following sectors

|

agency mortgage-backed securities; cash; credit
Security selection in the following sectors

|

Treasuries
TOP PERFORMANCE DETRACTORS
In aggregate

|

yield curve positioning
Allocations in the following sectors

|

US Agency debt securities
Security selection in the following sectors

|

US Agency debt securities

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Government Securities Fund	0.65%	(0.51) %	0.80%
Bloomberg U.S. Aggregate Bond Index	1.31%	(0.17) %	1.26%
Bloomberg U.S. Government Bond Index	(0.14) %	(0.62) %	0.81%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit my.valic.com/ARO/FundPerformance/Index.aspx for the most recent performance information.
Net Assets	$ 129,000,000
Holdings Count | Holdings	178
Advisory Fees Paid, Amount	$ 700,000
Investment Company, Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 129M
Total number of portfolio holdings	178
Total net advisory fee paid	$ 0.7M
Portfolio turnover rate during the reporting period	1%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Fund as of the end of the period.
Portfolio Composition
(% of net assets)
Credit Quality
*

(% of total debt issues)
* Amounts presented exclude short-term securities. The ratings source is Moody's.

Material Fund Change [Text Block]	Material Fund Changes There were no material fund changes during the period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
International Value Fund
Shareholder Report [Line Items]
Fund Name	International Value Fund
Class Name	International Value Fund
Trading Symbol	VCFVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the VALIC Company I International Value Fund (the “Fund”) for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at
corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds
. You can also request this information by contacting us at 1-800-448-2542.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds
Expenses [Text Block]
Fund Expenses
What were the Fund costs for the last year?
(Based on a hypothetical $
10,000
investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
International Value Fund	$ 86.93	0.78%

Expenses Paid, Amount	$ 86.93
Expense Ratio, Percent	0.78%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund posted a return of 22.89% for the year ended May 31, 2024, compared to a return of 16.74% for the MSCI ACWI ex USA Index (net) (a broad-based securities market) and 23.58% for the MSCI EAFE Value Index (net) (the "Performance Index"). Geopolitical tensions continued and markets shifted from fears of recession to focus on inflation and central bank rate cut expectations. Currencies were volatile and the US dollar ended roughly in-line with marginally weaker than major currencies including the Euro, Swiss franc and British pound.
The following is a summary, by subadviser, of the top contributors and detractors that impacted their portion of the Fund's performance
during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
Allspring Global Investments - see Material Fund Changes for the time period covered
| In aggregate: position weightings. Allocations in the following sectors: energy; consumer staples; real estate. Security selection in the following sectors: industrials; consumer discretionary; materials. Position weightings: Rheinmetall AG; AtkinsRealis Group, Inc.; Mitsubishi UFJ Financial Group, Inc. Exposure to the following countries: Japan; Germany; China/Hong Kong
Columbia Management Investments Advisers, LLC - see Material Fund Changes for the time period covered

|

Allocations in the following sectors: real estate; industrials; materials. Security selection in the following sectors: energy; communication services; industrials. Position weightings: Sumitomo Mitsui Financial Group, Inc.; BT Group PLC; BW LPG Ltd. Exposure to the following countries: Japan; Canada; United Kingdom
Goldman Sachs Asset Management, LLC - see Material Fund Changes for the time period covered

|

Allocations in the following sectors: consumer discretionary; real estate; consumer staples. Security selection in the following sectors: financials; materials; real estate. Position weightings: Sumitomo Mitsui Financial Group, Inc.; Societe Generale SA; Swiss Re AG. Exposure to the following regions: Japan; Asia/Pacific Ex-Japan
TOP PERFORMANCE DETRACTORS
Allspring Global Investments - see Material Fund Changes for the time period covered

|

Allocations in the following sectors: communication services; financials; information technology. Security selection in the following sectors: information technology; communication services; energy. Position weightings: Worldline SA; Entain PLC; America Movil SAB de CV, Class B. Exposure to the following countries: France; India; Mexico
Columbia Management Investments Advisers, LLC - see Material Fund Changes for the time period covered

|

Allocations in the following sectors: energy; information technology; financials. Security selection in the following sectors: consumer staples; consumer discretionary; information technology. Position weightings: Sankyo Co., Ltd.; Burford Capital Ltd.; Piraeus Financial Holdings S.A. Exposure to the following countries: Switzerland; Israel; Greece
Goldman Sachs Asset Management, LLC - see Material Fund Changes for the time period covered

|

Allocations in the following sectors: information technology; cash; utilities. Security selection in the following sectors: utilities; consumer discretionary; information technology. Position weightings: National Grid PLC; LVMH Moet Hennessy Louis Vuitton SE; Ferguson PLC. Exposure to the following regions: North America; Europe; Africa/Mideast

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
International Value Fund	22.89%	7.50%	2.36%
MSCI ACWI ex USA Index (net)	16.74%	6.81%	4.03%
MSCI EAFE Value Index (net)	23.58%	7.78%	3.43%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Apr. 29, 2024
Updated Performance Information Location [Text Block]	Visit my.valic.com/ARO/FundPerformance/Index.aspx for the most recent performance information.
Net Assets	$ 470,000,000
Holdings Count | Holdings	131
Advisory Fees Paid, Amount	$ 3,100,000
Investment Company, Portfolio Turnover	132.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 470M
Total number of portfolio holdings	131
Total net advisory fee paid	$ 3.1M
Portfolio turnover rate during the reporting period	132%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Fund's net assets as of the end of the period.
Top
Industries
Banks	17.2%
Oil & Gas	9.8%
Pharmaceuticals	9.5%
Electric	6.5%
Insurance	6.2%
Food	5.2%
Diversified Financial Services	4.8%
Mining	4.8%
Telecommunications	3.2%
Distribution/Wholesale	3.2%
Engineering & Construction	2.8%
Semiconductors	2.5%
Commercial Services	1.9%
Retail	1.9%
Beverages	1.8%
Portfolio Composition
Country

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the period.

Effective April 29, 2024, Goldman Sachs Asset Management, L.P. and Columbia Management Investment Advisers, LLC were appointed as subadvisers, replacing the existing subadviser, Allspring Global Investments, LLC. Additionally, changes to the Fund’s investment strategies and techniques were adopted to match the investment processes and techniques used by the subadviser, including removing emerging markets as a principal strategy and enhancing the use of derivatives. As a result of these changes, emerging markets risk was removed as a principal risk, and dividend-paying stocks risk, focused fund risk, and sector risk were added as principal risks. For more comprehensive information, you may review the Fund’s next prospectus, which we expect to be available by September 30, 2024 at www.corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds or upon special request at 1-800-448-2542 or by sending an e-mail request to
Forms.Request@valic.com
.

Material Fund Change Strategies [Text Block]	Additionally, changes to the Fund’s investment strategies and techniques were adopted to match the investment processes and techniques used by the subadviser, including removing emerging markets as a principal strategy and enhancing the use of derivatives.
Material Fund Change Risks Change [Text Block]	As a result of these changes, emerging markets risk was removed as a principal risk, and dividend-paying stocks risk, focused fund risk, and sector risk were added as principal risks.
Material Fund Change Adviser [Text Block]	Effective April 29, 2024, Goldman Sachs Asset Management, L.P. and Columbia Management Investment Advisers, LLC were appointed as subadvisers, replacing the existing subadviser, Allspring Global Investments, LLC.
Updated Prospectus Phone Number	1-800-448-2542
Updated Prospectus Email Address	Request@valic.com
Updated Prospectus Web Address	www.corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
Growth Fund
Shareholder Report [Line Items]
Fund Name	Growth Fund
Class Name	Growth Fund
Trading Symbol	VCULX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the VALIC Company I Growth Fund (the “Fund”) for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at
corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds
. You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds
Expenses [Text Block]
Fund Expenses
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Growth Fund	$ 73.07	0.62%

Expenses Paid, Amount	$ 73.07
Expense Ratio, Percent	0.62%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund posted a return of 35.70% for the year ended May 31, 2024, compared to a return of 28.19% for the S&P 500
®
Index (a broad-based securities market index) and 33.60% for the Russell 1000
®
Growth Index (the "Performance Index"). Amidst a backdrop of healthy labor markets and stronger than expected growth, equity markets experienced solid returns for the one-year period ending in May. Positive trends in corporate earnings and a secular tailwind from artificial intelligence trends also contributed to performance, particularly growth-oriented equities.
The following is a summary, by subadviser, of the top contributors and detractors that impacted their portion of the Fund's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
BlackRock Investment Management, LLC
| In aggregate: position weightings. Allocations in the following sectors: lack of allocation in consumer staples; consumer discretionary; information technology. Security selection in the following sectors: information technology; industrials; health care. Position weightings: NVIDIA Corp.; TransDigm Group, Inc.; Apple, Inc.
SunAmerica Asset Management, LLC

|

Allocations in the following sectors: consumer cyclicals; technology; financial. Security selection in the following sectors: industrials; technology; telecommunications. Position weightings: NVIDIA Corp.; UnitedHealth Group, Inc.; Accenture PLC, Class A
TOP PERFORMANCE DETRACTORS
BlackRock Investment Management, LLC

|

Allocations in the following sectors: communication services; financials; health care. Security selection in the following sectors: consumer discretionary; financials; communication services. Position weightings: Meta Platforms, Inc., Class A; Evolution AB; LVMH Moet Hennessy Louis Vuitton SE
SunAmerica Asset Management, LLC

|

Allocations in the following sectors: health care; industrials. Security selection in the following sectors: consumer non-cyclicals; energy; health care. Position weightings: Pfizer, Inc.; Exxon Mobile Corp.; Apple, Inc.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Growth Fund	35.70%	16.65%	13.51%
S&P 500 ® Index	28.19%	15.80%	12.69%
Russell 1000 ® Growth Index	33.60%	19.37%	15.80%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit my.valic.com/ARO/FundPerformance/Index.aspx for the most recent performance information.
Net Assets	$ 1,657,000,000
Holdings Count | Holdings	242
Advisory Fees Paid, Amount	$ 7,500,000
Investment Company, Portfolio Turnover	44.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 1,657M
Total number of portfolio holdings	242
Total net advisory fee paid	$ 7.5M
Portfolio turnover rate during the reporting period	44%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Fund's net assets as of the end of the period.
Top Industries
Internet	22.3%
Semiconductors	20.7%
Software	19.6%
Computers	8.4%
Healthcare-Products	6.4%
Diversified Financial Services	4.6%
Pharmaceuticals	3.4%
Commercial Services	2.2%
Aerospace/Defense	1.8%
Retail	1.4%
Auto Manufacturers	1.2%
Distribution/Wholesale	1.1%
Chemicals	1.0%
Apparel	0.9%
Private Equity	0.8%
Portfolio Composition

Largest Holdings [Text Block]
Top Industries
Internet	22.3%
Semiconductors	20.7%
Software	19.6%
Computers	8.4%
Healthcare-Products	6.4%
Diversified Financial Services	4.6%
Pharmaceuticals	3.4%
Commercial Services	2.2%
Aerospace/Defense	1.8%
Retail	1.4%
Auto Manufacturers	1.2%
Distribution/Wholesale	1.1%
Chemicals	1.0%
Apparel	0.9%
Private Equity	0.8%

Material Fund Change [Text Block]	Material Fund Changes There were no material fund changes during the period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
Large Capital Growth Fund
Shareholder Report [Line Items]
Fund Name	Large Capital Growth Fund
Class Name	Large Capital Growth Fund
Trading Symbol	VLCGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the VALIC Company I Large Capital Growth Fund (the “Fund”) for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at
corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds
. You can also request this information by contacting us at 1-800-448-2542.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds
Expenses [Text Block]
Fund Expenses
What were the Fund costs for the last year?
(Based on a hypothetical $
10,000
investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Large Capital Growth Fund	$ 83.53	0.75%

Expenses Paid, Amount	$ 83.53
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund posted a return of 22.75% for the year ended May 31, 2024, compared to a return of 28.19% for the S&P 500
®
Index (a broad-based securities market index) and 33.60% for the Russell 1000
®
Growth Index (the "Performance Index"). The growth index remained concentrated, with the top five contributing names in the index accounting for 53% of the Russell 1000 Growth’s total return for the twelve months ended May 31, 2024. Already expensive mega cap tech stocks appeared to get more expensive as investors flocked toward speculative growth with the promise
of big profits down the road.
The following is a summary of the top contributors and detractors that impacted the
Fund's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
Allocations in the following sectors
| consumer discretionary; utilities; lack of allocation in energy
Security selection in the following sectors

|

industrials; materials; real estate
Position weightings

|

Apple, Inc.; lack of a position in Tesla, Inc.; Amphenol Corp., Class A
TOP PERFORMANCE DETRACTORS
In aggregate

|

position weightings
Allocations in the following sectors

|

communication services; consumer staples; information technology
Security selection in the following sectors

|

information technology; consumer discretionary; consumer staples
Position weightings

|

NVIDIA Corp.; Accenture PLC, Class A; Estee Lauder Cos., Inc. Class A

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Large Capital Growth Fund	22.75%	15.04%	13.22%
S&P 500 ® Index	28.19%	15.80%	12.69%
Russell 1000 ® Growth Index	33.60%	19.37%	15.80%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Sep. 28, 2023
Updated Performance Information Location [Text Block]	Visit my.valic.com/ARO/FundPerformance/Index.aspx for the most recent performance information.
Net Assets	$ 630,000,000
Holdings Count | Holdings	57
Advisory Fees Paid, Amount	$ 4,400,000
Investment Company, Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 630M
Total number of portfolio holdings	57
Total net advisory fee paid	$ 4.4M
Portfolio turnover rate during the reporting period	19%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Fund's net assets as of the end of the period.
Top
Industries
Software	18.0%
Semiconductors	9.2%
Healthcare-Products	8.2%
Computers	8.1%
Internet	7.7%
Diversified Financial Services	7.5%
Electronics	5.7%
Commercial Services	4.2%
Retail	3.9%
Insurance	3.3%
Apparel	2.8%
Electrical Components & Equipment	2.5%
Household Products/Wares	2.4%
Healthcare-Services	1.6%
REITS	1.6%
Portfolio Composition

Largest Holdings [Text Block]
Top
Industries
Software	18.0%
Semiconductors	9.2%
Healthcare-Products	8.2%
Computers	8.1%
Internet	7.7%
Diversified Financial Services	7.5%
Electronics	5.7%
Commercial Services	4.2%
Retail	3.9%
Insurance	3.3%
Apparel	2.8%
Electrical Components & Equipment	2.5%
Household Products/Wares	2.4%
Healthcare-Services	1.6%
REITS	1.6%

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the period.

Effective September 28, 2023, the Fund clarified that as a principal investment strategy its security selection process may incorporate environmental, social or governance factors in its fundamental investment analysis. Additionally, the Fund also added ESG investment risk as a principal risk of the Fund. For more comprehensive information, you may review the Fund’s next prospectus, which we expect to be available by September 30, 2024 at www.corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds or upon special request at 1-800-448-2542 or by sending an e-mail request to
Forms.Request@valic.com
.

Material Fund Change Strategies [Text Block]	Effective September 28, 2023, the Fund clarified that as a principal investment strategy its security selection process may incorporate environmental, social or governance factors in its fundamental investment analysis.
Material Fund Change Risks Change [Text Block]	Additionally, the Fund also added ESG investment risk as a principal risk of the Fund.
Updated Prospectus Phone Number	1-800-448-2542
Updated Prospectus Email Address	Request@valic.com
Updated Prospectus Web Address	www.corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
U.S. Socially Responsible Fund
Shareholder Report [Line Items]
Fund Name	U.S. Socially Responsible Fund
Class Name	U.S. Socially Responsible Fund
Trading Symbol	VSRDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the VALIC Company I U.S. Socially Responsible Fund (the “Fund”) for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at
corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds
. You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds
Expenses [Text Block]
Fund Expenses
What were the Fund costs for the last y
e
ar?
(Based on a hypothetical $1
0,0
00 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
U.S. Socially Responsible Fund	$ 41.09	0.36%

Expenses Paid, Amount	$ 41.09
Expense Ratio, Percent	0.36%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund posted a return of 28.30% for the year ended May 31, 2024, compared to a return of 28.19% for the S&P 500
®
Index (a broad-based securities market & Performance Index). Amidst a backdrop of healthy labor markets and stronger than expected growth, equity markets experienced solid returns. Positive trends in corporate earnings and a secular tailwind from artificial intelligence trends also contributed to performance, particularly growth-oriented equities.

The Fund is an optimized portfolio which seeks to track the S&P 500
®
Index while investing in socially responsive companies. The Fund's criteria do not permit investment in companies whose businesses rely significantly on alcohol, firearms, gambling, tobacco, nuclear power, or production of weaponry. Furthermore, companies deemed to have poor labor/employee relations or environmental records are also screened out of the investable universe. These criteria may create differences in Fund performance relative to the Benchmark
The following is a summary of the top contributors a
nd
detractors t
ha
t impacted the Fund's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
Allocations in the following sectors
| health care; technology; consumer non-cyclicals
Security selection in the following sectors

|

technology; health care; consumer services
Position weightings

|

lack of a position in Apple, Inc.; lack of a position in Tesla, Inc.; NVIDIA Corp.
TOP PERFORMANCE DETRACTORS
Allocations in the following sectors

|

telecommunications; business services; industrials
Security selection in the following sectors

|

consumer non-cyclicals; financial; energy
Position weightings

|

lack of a position in Meta Platforms, Inc., Class A; lack of a position in Amazon.com, Inc.; Monster Beverage Corp.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
U.S. Socially Responsible Fund	28.30%	14.31%	11.80%
S&P 500 ® Index	28.19%	15.80%	12.69%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit my.valic.com/ARO/FundPerformance/Index.aspx for the most recent performance information.
Net Assets	$ 661,000,000
Holdings Count | Holdings	189
Advisory Fees Paid, Amount	$ 1,800,000
Investment Company, Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 661M
Total number of portfolio holdings	189
Total net advisory fee paid	$ 1.8M
Portfolio turnover rate during the reporting period	29%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Fund's net assets as of
the end of the period.
Top Industries
Semiconductors	12.7%
Software	12.6%
Internet	8.9%
Diversified Financial Services	8.8%
Retail	5.9%
Computers	4.0%
Oil & Gas	3.9%
Insurance	3.4%
Healthcare-Products	3.4%
Commercial Services	3.1%
Pharmaceuticals	3.1%
Telecommunications	2.9%
Repurchase Agreements	2.8%
Biotechnology	2.2%
Chemicals	2.1%
Portfolio Composition

Largest Holdings [Text Block]
Top Industries
Semiconductors	12.7%
Software	12.6%
Internet	8.9%
Diversified Financial Services	8.8%
Retail	5.9%
Computers	4.0%
Oil & Gas	3.9%
Insurance	3.4%
Healthcare-Products	3.4%
Commercial Services	3.1%
Pharmaceuticals	3.1%
Telecommunications	2.9%
Repurchase Agreements	2.8%
Biotechnology	2.2%
Chemicals	2.1%

Material Fund Change [Text Block]	Material Fund Changes There were no material fund changes during the period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
Systematic Value Fund
Shareholder Report [Line Items]
Fund Name	Systematic Value Fund
Class Name	Systematic Value Fund
Trading Symbol	VBCVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the VALIC Company I Systematic Value Fund (the “Fund”) for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at
corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds
. You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds
Expenses [Text Block]
Fund Expenses
What were the Fund costs f
o
r the last year?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Systematic Value Fund	$ 54.60	0.49%

Expenses Paid, Amount	$ 54.6
Expense Ratio, Percent	0.49%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Perfo
r
mance
SUMMARY OF RESULTS
The Fund posted a return of 22.85% for the year ended May 31, 2024, compared to a return of 28.19% for the S&P 500
®
Index (a broad-based securities market index) and 21.71% for the Russell 1000
®
Value Index (the "Performance Index"). U.S. equities rose over the twelve-month period ending May 31, 2024, driven by better-than-expected corporate earnings, an encouraging economic outlook, and the anticipation of interest rate cuts. Sizable gains in certain mega-cap technology companies had led growth stocks to significantly outperform their value counterparts.
The following is a summary of the top contributors and detractors that impacted the Fund's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
Allocations in the following sectors
| health care; financials; utilities
Security selection in the following sectors

|

industrials; utilities; communication services
Position weightings

|

NRG Energy, Inc.; EMCOR Group, Inc.; United Rentals, Inc.
TOP PERFORMANCE DETRACTORS
Allocations in the following sectors

|

consumer staples; real estate; information technology
Security selection in the following sectors

|

health care; real estate; financials
Position weightings

|

lack of a position in General Electric Co.; Jazz Pharmaceuticals PLC; Bristol-Myers Squibb Co.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Systematic Value Fund	22.85%	10.32%	8.18%
S&P 500 ® Index	28.19%	15.80%	12.69%
Russell 1000 ® Value Index	21.71%	10.74%	8.61%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit my.valic.com/ARO/FundPerformance/Index.aspx for the most recent performance information.
Net Assets	$ 453,000,000
Holdings Count | Holdings	179
Advisory Fees Paid, Amount	$ 1,600,000
Investment Company, Portfolio Turnover	75.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 453M
Total number of portfolio holdings	179
Total net advisory fee paid	$ 1.6M
Portfolio turnover rate during the reporting period	75%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Fund's net assets as of the end of the period.
Top Industries
Insurance	9.7%
Banks	8.3%
REITS	6.9%
Oil & Gas	6.5%
Diversified Financial Services	6.4%
Pharmaceuticals	6.0%
Media	4.3%
Retail	4.2%
Computers	3.7%
Electronics	3.2%
Biotechnology	3.0%
Healthcare-Products	2.8%
Semiconductors	2.7%
Food	2.3%
Electrical Components & Equipment	2.2%
Portfolio Composition

Largest Holdings [Text Block]
Top Industries
Insurance	9.7%
Banks	8.3%
REITS	6.9%
Oil & Gas	6.5%
Diversified Financial Services	6.4%
Pharmaceuticals	6.0%
Media	4.3%
Retail	4.2%
Computers	3.7%
Electronics	3.2%
Biotechnology	3.0%
Healthcare-Products	2.8%
Semiconductors	2.7%
Food	2.3%
Electrical Components & Equipment	2.2%

Material Fund Change [Text Block]	Material Fund Changes There were no material fund changes during the period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
Systematic Growth Fund
Shareholder Report [Line Items]
Fund Name	Systematic Growth Fund
Class Name	Systematic Growth Fund
Trading Symbol	VCBCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the VALIC Company I Systematic Growth Fund (the “Fund”) for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at
corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds
. You can also request this information by contacting us at 1-800-448-2542.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds
Expenses [Text Block]
Fund Expenses
What were the Fund costs for
the
last year?
(Based on a hypothetical $
10,000
inv
estment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Systematic Growth Fund	$ 76.78	0.65%

Expenses Paid, Amount	$ 76.78
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund posted a return of 36.24% for the year ended May 31, 2024, compared to a return of 28.19% for the S&P 500
®
Index (a broad-based securities market index) and 33.60% for the Russell 1000
®
Growth Index (the "Performance Index"). U.S. equities rose over the twelve-month period ending May 31, 2024, driven by better-than-expected corporate earnings, an encouraging economic outlook, and the anticipation of interest rate cuts. Sizable gains in certain mega-cap technology companies had led growth stocks to significantly outperform their value counterparts.
The following is a summary, by subadviser, of the top contributors and detractors that impacted their portion of the Fund's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
Goldman Sachs Asset Management, LLC
| Allocations in the following sectors: utilities; health care; real estate. Security selection in the following sectors: consumer discretionary; industrials; utilities. Position weightings: Apple, Inc.; Tesla, Inc.; Vistra Corp.
Wellington Management Company, LLP

|

In aggregate: position weightings. Allocations in the following sectors: consumer staples; communication services; real estate. Security selection in the following sectors: information technology; consumer discretionary; industrials. Position weightings: NVIDIA Corp.; EMCOR Group, Inc.; Tesla, Inc.
TOP PERFORMANCE D
ETR
ACTORS
Goldman Sachs Asset Management, LLC

|

Allocations in the following sectors: consumer discretionary; information technology; consumer staples. Security selection in the following sectors: communication services; health care; materials. Position weightings: NVIDIA Corp.; Eli Lilly & Co.; Meta Platforms, Inc., Class A
Wellington Management Company, LLP

|

Allocations in the following sectors: information technology; financials; lack of allocation in utilities. Security selection in the following sectors: financials; consumer staples; energy. Position weightings: Eli Lilly & Co.; Jazz Pharmaceuticals PLC; Hershey Co.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Systematic Growth Fund	36.24%	12.82%	13.29%
S&P 500 ® Index	28.19%	15.80%	12.69%
Russell 1000 ® Growth Index	33.60%	19.37%	15.80%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	May 01, 2023
Updated Performance Information Location [Text Block]	Visit my.valic.com/ARO/FundPerformance/Index.aspx for the most recent performance information.
Net Assets	$ 973,000,000
Holdings Count | Holdings	342
Advisory Fees Paid, Amount	$ 4,900,000
Investment Company, Portfolio Turnover	56.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 973M
Total number of portfolio holdings	342
Total net advisory fee paid	$ 4.9M
Portfolio turnover rate during the reporting period	56%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of t
he F
und's net assets as of the end of the period.
Top Industries
Internet	21.0%
Software	16.4%
Semiconductors	14.9%
Computers	11.6%
Retail	5.0%
Diversified Financial Services	4.3%
Pharmaceuticals	4.3%
Healthcare-Services	2.4%
Biotechnology	2.3%
Insurance	2.2%
Commercial Services	1.8%
Healthcare-Products	1.1%
Beverages	1.1%
Auto Manufacturers	1.0%
Engineering & Construction	0.9%
Portfolio Composition

Largest Holdings [Text Block]
Top Industries
Internet	21.0%
Software	16.4%
Semiconductors	14.9%
Computers	11.6%
Retail	5.0%
Diversified Financial Services	4.3%
Pharmaceuticals	4.3%
Healthcare-Services	2.4%
Biotechnology	2.3%
Insurance	2.2%
Commercial Services	1.8%
Healthcare-Products	1.1%
Beverages	1.1%
Auto Manufacturers	1.0%
Engineering & Construction	0.9%

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the period.

The Fund’s net expense ratio decreased from 0.83% for the year ended May 31, 2023, to 0.65% for the current year. The decrease was primarily due to a contractual advisory fee waiver with an effective rate of 0.17% that went into effect on May 1, 2023. For more comprehensive information, you may review the Fund’s next prospectus, which we expect to be available by September 30, 2024 at www.corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds or upon special request at 1-800-448-2542 or by sending an e-mail request to
Forms.Request@valic.com
.

Material Fund Change Expenses [Text Block]	The Fund’s net expense ratio decreased from 0.83% for the year ended May 31, 2023, to 0.65% for the current year. The decrease was primarily due to a contractual advisory fee waiver with an effective rate of 0.17% that went into effect on May 1, 2023.
Updated Prospectus Phone Number	1-800-448-2542
Updated Prospectus Email Address	Request@valic.com
Updated Prospectus Web Address	www.corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
Mid Cap Index Fund
Shareholder Report [Line Items]
Fund Name	Mid Cap Index Fund
Class Name	Mid Cap Index Fund
Trading Symbol	VMIDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the VALIC Company I Mid Cap Index Fund (the “Fund”) for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at
corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds
. You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds
Expenses [Text Block]
Fund Expenses
What were the Fund costs for the last year?
(Based on a hypotheti
cal
$10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Mid Cap Index Fund	$ 40.58	0.36%

Expenses Paid, Amount	$ 40.58
Expense Ratio, Percent	0.36%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund posted a return of 25.47% for the year ended May 31, 2024, compared to a return of 27.58%
for
the Russell 3000
®
Index (a broad-based securities market index) and 25.97% for the S&P MidCap 400
®
Index (the "Performance Index"). Amidst a backdrop of healthy labor markets and stronger than expected growth, equity markets experienced solid returns for the one-year period ending in May. Positive trends in corporate earnings and a secular tailwind from artificial intelligence trends also contributed to performance, particularly growth
-oriented equities.

The Fund is managed to seek to track the performance of the Index. The Subadviser may endeavor to track the Index by purchasing every stock included in the Index, in the same proportions; or, in the alternative, the Subadviser may invest in a sampling of Index stocks by utilizing a statistical technique known as "optimization".
The following is a summary

of the top contributors and detractors that impacted

the Fund's performance during the year.
Position weightings

|

Super Micro Computer, Inc.; Vistra Corp.; Deckers Outdoor Corp.
Position weightings

|

New York Community Bancorp, Inc.; Penumbra, Inc.; ZoomInfo Technologies, Inc.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Mid Cap Index Fund	25.47%	11.85%	9.40%
Russell 3000 ® Index	27.58%	15.00%	12.09%
S&P MidCap 400 ® Index	25.97%	12.26%	9.76%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit my.valic.com/ARO/FundPerformance/Index.aspx for the most recent performance information.
Net Assets	$ 2,988,000,000
Holdings Count | Holdings	406
Advisory Fees Paid, Amount	$ 7,900,000
Investment Company, Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 2,988M
Total number of portfolio holdings	406
Total net advisory fee paid	$ 7.9M
Portfolio turnover rate during the reporting period	21%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the
composition
of the Fund's net assets as of the end of the period.
Top Industries
REITS	7.3%
Retail	6.6%
Insurance	5.5%
Banks	5.1%
Oil & Gas	4.5%
Building Materials	3.5%
Diversified Financial Services	3.4%
Commercial Services	3.3%
Machinery-Diversified	3.1%
Computers	3.0%
Engineering & Construction	2.8%
Electronics	2.6%
Semiconductors	2.6%
Healthcare-Products	2.6%
Software	2.6%
Portfolio Composition

Largest Holdings [Text Block]
Top Industries
REITS	7.3%
Retail	6.6%
Insurance	5.5%
Banks	5.1%
Oil & Gas	4.5%
Building Materials	3.5%
Diversified Financial Services	3.4%
Commercial Services	3.3%
Machinery-Diversified	3.1%
Computers	3.0%
Engineering & Construction	2.8%
Electronics	2.6%
Semiconductors	2.6%
Healthcare-Products	2.6%
Software	2.6%

Material Fund Change [Text Block]	Material Fund Changes There were no material fund changes during the period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
Systematic Core Fund
Shareholder Report [Line Items]
Fund Name	Systematic Core Fund
Class Name	Systematic Core Fund
Trading Symbol	VCGAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the VALIC Company I Systematic Core Fund (the “Fund”) for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at
corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds
. You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds
Expenses [Text Block]
Fund Expenses
What were the Fund costs for the last y
ea
r?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 in ve stment	Costs paid as a percentage of a $10,000 investment
Systematic Core Fund	$ 72.82	0.64%

Expenses Paid, Amount	$ 72.82
Expense Ratio, Percent	0.64%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund posted a return of 27.55% for the year ended May 31, 2024, compared to a return of 28.01% for the Russell 1000
®
Index (a broad-based securities market & Performance Index). Among factors, Momentum contributed most positively to relative returns, followed by Value and Quality, while Low Volatility detracted.
The following is a summary of the top contributors and de
tractors t
hat impacted the Fund's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
In aggregate
| stock selection
Allocations in the following sectors

|

real estate; industrials; health care
Security selection in the following sectors

|

consumer discretionary; industrials; materials
Position weightings

|

AppLovin Corp; Tesla, Inc.; Apple, Inc.
TOP PERFORMANCE DETRACTORS
In aggregate

|

sector allocations
Allocations in the following sectors

|

consumer staples; consumer discretionary; financials
Security selection in the following sectors

|

information technology; communication services; consumer staples
Position weightings

|

NVIDIA Corp.; DXC Technology Co.; Teradata Corp.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Systematic Core Fund	27.55%	15.49%	12.05%
Russell 1000 ® Index	28.01%	15.42%	12.40%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit my.valic.com/ARO/FundPerformance/Index.aspx for the most recent performance information.
Net Assets	$ 585,000,000
Holdings Count | Holdings	724
Advisory Fees Paid, Amount	$ 3,000,000
Investment Company, Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 585M
Total number of portfolio holdings	724
Total net advisory fee paid	$ 3.0M
Portfolio turnover rate during the reporting period	18%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Fund's net assets as of the end of the period.
Top In
d
ustries
Software	10.7%
Internet	10.5%
Semiconductors	9.5%
Computers	8.0%
Retail	6.7%
Pharmaceuticals	5.2%
Insurance	4.4%
Diversified Financial Services	4.0%
Banks	3.0%
Oil & Gas	2.5%
Unaffiliated Investment Companies	2.5%
Healthcare-Services	2.3%
Healthcare-Products	2.0%
Commercial Services	1.9%
Food	1.7%
Portfolio Composition

Largest Holdings [Text Block]
Top In
d
ustries
Software	10.7%
Internet	10.5%
Semiconductors	9.5%
Computers	8.0%
Retail	6.7%
Pharmaceuticals	5.2%
Insurance	4.4%
Diversified Financial Services	4.0%
Banks	3.0%
Oil & Gas	2.5%
Unaffiliated Investment Companies	2.5%
Healthcare-Services	2.3%
Healthcare-Products	2.0%
Commercial Services	1.9%
Food	1.7%

Material Fund Change [Text Block]	Material Fund Changes There were no material fund changes during the period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
Stock Index Fund
Shareholder Report [Line Items]
Fund Name	Stock Index Fund
Class Name	Stock Index Fund
Trading Symbol	VSTIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the VALIC Company I Stock Index Fund (the “Fund”) for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at
corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds
. You can also request this information by contacting us at 1-800-448-2542.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds
Expenses [Text Block]
Fund Expenses
What were th
e
Fund costs for the last year?
(Based on a hypothetical $
10,000
investment
)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Stock Index Fund	$ 29.60	0.26%

Expenses Paid, Amount	$ 29.6
Expense Ratio, Percent	0.26%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund posted a return of 27.70% for the year ended May 31, 2024, compared to a return of 28.19% for the S&P 500
®
Index (a broad-based securities market & Performance Index). Amidst a backdrop of healthy labor markets and stronger than expected growth, equity markets experienced solid returns for the one-year period ending in May. Positive trends in corporate earnings and a secular tailwind from artificial intelligence trends also contributed to performance, particularly growth-oriented equities.

The Fund is managed to seek to track the performance of the Index. The Subadviser may endeavor to track the Index by purchasing every stock included in the Index, in the same proportions; or, in the alternative, the Subadviser may invest in a sampling of Index stocks by utilizing a statistical technique known as "optimization".
The following is a summary

of the top contributors and detractors that impacted

the Fund's performance during the year.
TOP PERFORMANCE CONTRIBUTORS
Allocations in the following sectors
| technology; financial; consumer non-cyclicals
Position weightings

|

NVIDIA Corp.; Microsoft Corp.; Amazon.com, Inc.
TOP PERFORMANCE DETRACTORS
Allocations in the following sectors

|

none
Position weightings

|

Pfizer, Inc; Tesla, Inc.; Bri
stol-My
ers Squibb Co.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Stock Index Fund	27.70%	15.44%	12.33%
S&P 500 ® Index	28.19%	15.80%	12.69%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Sep. 28, 2023
Updated Performance Information Location [Text Block]	Visit my.valic.com/ARO/FundPerformance/Index.aspx for the most recent performance information.
Net Assets	$ 6,443,000,000
Holdings Count | Holdings	507
Advisory Fees Paid, Amount	$ 10,300,000
Investment Company, Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 6,443M
Total number of portfolio holdings	507
Total net advisory fee paid	$ 10.3M
Portfolio turnover rate during the reporting period	2%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Fund's net assets as of the end of the period.
Top Industries
Internet	12.0%
Semiconductors	11.2%
Software	10.6%
Computers	7.6%
Pharmaceuticals	5.4%
Retail	4.7%
Banks	4.2%
Insurance	3.8%
Diversified Financial Services	3.5%
Healthcare-Products	3.3%
Oil & Gas	3.2%
Electric	2.4%
REITS	2.0%
Healthcare-Services	1.9%
Aerospace/Defense	1.8%
Portfolio Composition

Largest Holdings [Text Block]
Top Industries
Internet	12.0%
Semiconductors	11.2%
Software	10.6%
Computers	7.6%
Pharmaceuticals	5.4%
Retail	4.7%
Banks	4.2%
Insurance	3.8%
Diversified Financial Services	3.5%
Healthcare-Products	3.3%
Oil & Gas	3.2%
Electric	2.4%
REITS	2.0%
Healthcare-Services	1.9%
Aerospace/Defense	1.8%

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the period.

Effective September 28, 2023, a contractual advisory fee waiver was implemented in the amount of 0.075% of average daily net assets at each of the Fund’s advisory fee breakpoint levels.
Additionally, effective September 28, 2023, the expense limitation agreement with respect to the Fund was amended to limit more fees, lowering rates from 0.29% to a new rate of 0.26%.
For more comprehensive information, you may review the Fund’s next prospectus, which we expect to be available by September 30, 2024 at www.corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds or upon special request at 1-800-448-2542 or by sending an e-mail request to
Forms.Request@valic.com
.

Material Fund Change Expenses [Text Block]	a contractual advisory fee waiver was implemented in the amount of 0.075% of average daily net assets at each of the Fund’s advisory fee breakpoint levels.
Additionally, effective September 28, 2023, the expense limitation agreement with respect to the Fund was amended to limit more fees, lowering rates from 0.29% to a new rate of 0.26%.

Updated Prospectus Phone Number	1-800-448-2542
Updated Prospectus Email Address	Request@valic.com
Updated Prospectus Web Address	www.corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the a cco untants during the period.
Small Cap Value Fund
Shareholder Report [Line Items]
Fund Name	Small Cap Value Fund
Class Name	Small Cap Value Fund
Trading Symbol	VVSCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the VALIC Company I Small Cap Value Fund (the “Fund”) for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at
corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds
. You can also request this information by contacting us at 1-800-448-2542.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds
Expenses [Text Block]
Fund Expenses
What were the Fu
nd
costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund	Co st s of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Small Cap Value Fund	$ 87.66	0.79%

Expenses Paid, Amount	$ 87.66
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund posted a return of 21.92% for the year ended May 31, 2024, compared to a return of 27.58% for the Russell 3000
®
Index (a broad-based securities market index) and 21.76% for t he R
ussell 2000
®
Value Index (the "Performance Index"). Stronger than expected U.S. economic data supported equities as growth concerns driving conversations abated. While manufacturing data has remained in contraction for 18 months, services continues to drive strength.
The following is a summary of the top contributors and detractors that impacted the Fund's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
In aggregate
| position weightings
Allocations in the following sectors

|

communication services; industrials; financials
Security selection in the following sectors

|

financials; industrials; energy
Position weightings

|

RxSight, Inc.; MoonLake Immunotherapeutics; Bluegreen Vacations Holding Corp.
TOP PERFORMANCE DETRACTORS
In aggregate

|

sector allocations
Allocations in the following sectors

|

energy; health care; information technology
Security selection in the following sectors

|

health care; real estate; materials
Position weightings

|

Mersana Therapeutics, Inc.; lack of a position in Reata Pharmaceuticals, Inc., Class A; Prothena Corp. PLC

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNU AL TOTAL RETURN	1 Year	5 Year	10 Year
Small Cap Value Fund	21.92%	9.59%	6.59%
Russell 3000 ® Index	27.58%	15.00%	12.09%
Russell 2000 ® Value Index	21.76%	8.77%	6.87%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Oct. 01, 2023
Updated Performance Information Location [Text Block]	Visit my.valic.com/ARO/FundPerformance/Index.aspx for the most recent performance information.
Net Assets	$ 376,000,000
Holdings Count | Holdings	387
Advisory Fees Paid, Amount	$ 2,800,000
Investment Company, Portfolio Turnover	107.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 376M
Total number of portfolio holdings	387
Total net advisory fee paid	$ 2.8M
Portfolio turnover rate during the reporting period	107%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Fund's net assets as of the end of the period.
Top Industries
Banks	14.2%
REITS	10.1%
Oil & Gas	6.2%
Retail	5.1%
Biotechnology	4.9%
Diversified Financial Services	4.5%
Commercial Services	3.9%
Building Materials	3.5%
Home Builders	3.2%
Transportation	3.1%
Repurchase Agreements	2.7%
Insurance	2.5%
Electric	2.4%
Engineering & Construction	2.0%
Distribution/Wholesale	1.9%
Portfolio Composition

Largest Holdings [Text Block]
Top Industries
Banks	14.2%
REITS	10.1%
Oil & Gas	6.2%
Retail	5.1%
Biotechnology	4.9%
Diversified Financial Services	4.5%
Commercial Services	3.9%
Building Materials	3.5%
Home Builders	3.2%
Transportation	3.1%
Repurchase Agreements	2.7%
Insurance	2.5%
Electric	2.4%
Engineering & Construction	2.0%
Distribution/Wholesale	1.9%

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since
the
beginning of the period.

Effective October 1, 2023, the expense limitation agreement with respect to the Fund was terminated. For more comprehensive information, you may review the Fund’s next prospectus, which we expect to be available by September 30, 2024 at www.corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds or upon special request at 1-800-448-2542 or by sending an e-mail request to
Forms.Request@valic.com
.

Material Fund Change Expenses [Text Block]	the expense limitation agreement with respect to the Fund was terminated.
Updated Prospectus Phone Number	1-800-448-2542
Updated Prospectus Email Address	Request@valic.com
Updated Prospectus Web Address	www.corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
Mid Cap Strategic Growth Fund
Shareholder Report [Line Items]
Fund Name	Mid Cap Strategic Growth Fund
Class Name	Mid Cap Strategic Growth Fund
Trading Symbol	VMSGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the VALIC Company I Mid Cap Strategic Growth Fund (the “Fund”) for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at
corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds
. You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds
Expenses [Text Block]
Fund Expenses
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Mid Cap Strategic Growth Fund	$ 83.06	0.74%

Expenses Paid, Amount	$ 83.06
Expense Ratio, Percent	0.74%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund posted a return of 24.48% for the year ended May 31, 2024, compared to a return of 27.58% for the Russell 3000
®
Index (a broad-based securities market index) and 21.91% for the Russell Midcap
®
Growth Index (the "Performance Index"). U.S. mid cap equities advanced over the last twelve-months, as the rally was driven by solid corporate earnings as well as higher earnings multiples. The economy showed resilience, supported by a strong labor market, while excitement over artificial intelligence was a tailwind for information technology stocks.
The following is a summary, by subadviser, of the top contributors and detractors that impacted their portion of the Fund's performance during the year relative to the Performance Index.
Voya Investment Management Co. LLC

|

Allocations in the following sectors: health care; information technology; industrials. Security selection in the following sectors: consumer staples; health care; consumer discretionary. Position weightings: Vertiv Holdings Co., Class A; Cava Group, Inc.; Natera, Inc.
TOP PERFORMANCE DETRACTORS
Janus Henderson Investors US LLC

|

In aggregate: position weightings. Allocations in the following sectors: consumer discretionary; energy; materials. Security selection in the following sectors: utilities; consumer discretionary; industrials. Position weightings: lack of a position in Crowdstrike Holdings, Inc., Class A; ON Semiconductor Corp.; Rentokil Initial PLC
Voya Investment Management Co. LLC

|

Allocations in the following sectors: communication services; utilities; financials. Security selection in the following sectors: communication services; energy. Position weightings: Apellis Pharmaceuticals, Inc.; lack of a position in Crowdstrike Holdings, Inc., Class A; SentinelOne, Inc., Class A.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Mid Cap Strategic Growth Fund	24.48%	13.04%	11.73%
Russell 3000 ® Index	27.58%	15.00%	12.09%
Russell Midcap ® Growth Index	21.91%	11.06%	10.67%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit my.valic.com/ARO/FundPerformance/Index.aspx for the most recent performance information.
Net Assets	$ 1,119,000,000
Holdings Count | Holdings	141
Advisory Fees Paid, Amount	$ 5,900,000
Investment Company, Portfolio Turnover	49.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 1,119M
Total number of portfolio holdings	141
Total net advisory fee paid	$ 5.9M
Portfolio turnover rate during the reporting period	49%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of
the
Fund's net assets as of the end of the period.
Top Industries
Healthcare-Products	11.9%
Software	11.0%
Diversified Financial Services	7.2%
Retail	6.0%
Semiconductors	5.4%
Commercial Services	4.5%
Computers	3.5%
Internet	2.9%
Insurance	2.9%
Biotechnology	2.9%
Pharmaceuticals	2.8%
Aerospace/Defense	2.7%
Electronics	2.6%
Healthcare-Services	2.4%
Electrical Components & Equipment	2.1%
Portfolio Composition

Largest Holdings [Text Block]
Top Industries
Healthcare-Products	11.9%
Software	11.0%
Diversified Financial Services	7.2%
Retail	6.0%
Semiconductors	5.4%
Commercial Services	4.5%
Computers	3.5%
Internet	2.9%
Insurance	2.9%
Biotechnology	2.9%
Pharmaceuticals	2.8%
Aerospace/Defense	2.7%
Electronics	2.6%
Healthcare-Services	2.4%
Electrical Components & Equipment	2.1%

Material Fund Change [Text Block]	Material Fund Changes There were no material fund changes during the period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
Mid Cap Value Fund
Shareholder Report [Line Items]
Fund Name	Mid Cap Value Fund
Class Name	Mid Cap Value Fund
Trading Symbol	VVMCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the VALIC Company I Mid Cap Value Fund (the “Fund”) for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at
corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds
. You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds
Expenses [Text Block]
Fund Expenses
What were the Fund costs for the last year?
(Based on a h
y
pothetical $10,000
investment
)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Mid Cap Value Fund	$ 91.86	0.82%

Expenses Paid, Amount	$ 91.86
Expense Ratio, Percent	0.82%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund posted a return of 24.06% for the year ended May 31, 2024, compared to a return of 27.58% for the Russell 3000
®
Index (a broad-based securities market index) and 23.67% for the Russell Midcap
®
Value Index (the "Performance Index"). During the
period
, large-cap stocks tended to outperform smaller-cap stocks, while growth led value. The U.S. economy remained relatively steady over the past year, with solid employment figures.
The following is a summary, by subadviser, of the top contributors and detractors that impacted their portion of the Fund's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
Boston Partners Global Investors, Inc.
| Allocations in the following sectors: industrials; communication services; consumer staples. Security selection in the following sectors: information technology; health care; consumer staples. Position weightings: Dell Technologies, Inc., Class C; Howmet Aerospace, Inc.; Ameriprise Financial, Inc.
Wellington Management Company, LLP

|

In aggregate: sector allocations. Allocations in the following sectors: financials; consumer staples; utilities. Security selection in the following sectors: information technology; consumer staples; energy.
Position
weightings: Flex, Ltd.; Leidos Holdings, Inc.; Curtiss-Wright Corp.
Wellington Management Company, LLP

|

In aggregate: position weightings. Allocations in the following sectors: information technology. Security selection in the following sectors: financials; consumer discretionary
; materials. Position weightings: New York Community Bancorp, Inc.; James River Group Holdings, Ltd.; FMC Corp.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Mid Cap Value Fund	24.06%	11.82%	8.04%
Russell 3000 ® Index	27.58%	15.00%	12.09%
Russell Midcap ® Value Index	23.67%	10.28%	8.14%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit my.valic.com/ARO/FundPerformance/Index.aspx for the most recent performance information.
Net Assets	$ 685,000,000
Holdings Count | Holdings	211
Advisory Fees Paid, Amount	$ 4,400,000
Investment Company, Portfolio Turnover	82.00%
Additional Fund Statistics [Text Block]
Fund net assets	$ 685M
Total number of portfolio holdings	211
Total net advisory fee paid	$ 4.4M
Portfolio turnover rate during the reporting period	82%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the
composition
of the Fund's net assets as of the end of the period.
Top Industries
Diversified Financial Services	8.9%
REITS	8.1%
Banks	5.7%
Oil & Gas	5.6%
Insurance	5.1%
Electronics	5.0%
Chemicals	3.6%
Computers	3.4%
Electric	3.3%
Healthcare-Products	2.9%
Semiconductors	2.9%
Miscellaneous Manufacturing	2.4%
Aerospace/Defense	2.4%
Auto Parts & Equipment	2.3%
Retail	2.2%

Largest Holdings [Text Block]
Top Industries
Diversified Financial Services	8.9%
REITS	8.1%
Banks	5.7%
Oil & Gas	5.6%
Insurance	5.1%
Electronics	5.0%
Chemicals	3.6%
Computers	3.4%
Electric	3.3%
Healthcare-Products	2.9%
Semiconductors	2.9%
Miscellaneous Manufacturing	2.4%
Aerospace/Defense	2.4%
Auto Parts & Equipment	2.3%
Retail	2.2%

Material Fund Change [Text Block]	Material Fund Changes There were no material fund changes during the period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
Moderate Growth Lifestyle Fund
Shareholder Report [Line Items]
Fund Name	Moderate Growth Lifestyle Fund
Class Name	Moderate Growth Lifestyle Fund
Trading Symbol	VLSMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the VALIC Company I Moderate Growth Lifestyle Fund (the “Fund”) for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at
corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds
. You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds
Expenses [Text Block]
Fund Expenses
What were the Fund costs for the last year?
(Based on a hypothetical $10,000
investment
)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Moderate Growth Lifestyle Fund	$ 10.74	0.10%

Expenses Paid, Amount	$ 10.74
Expense Ratio, Percent	0.10%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund posted a return of 14.82% for the year ended May 31, 2024, compared to 28.19% for the S&P 500
®
Index (a broad-based securities market index) and 14.03% for the Blended Index (the "Performance Index") comprised of 41% Russell 3000
®
Index; 14% MSCI EAFE Index (net); and 45% Bloomberg U.S. Aggregate Bond Index. Over the period, U.S. equities outperformed international developed and emerging markets equities. The Fund moderated its tactical overweight to equities, which is spread across U.S. and developed international markets. The Fund also moderated its underweight Fixed Income position.

The Moderate Growth Lifestyle Fund invests in a combination of affiliated funds, also known
as “fund of funds.” The Fund does not select
specific
sectors, securities, or countries and thus these factors do not influence performance. Rather, the key indicators of performance are asset allocation and manager selection.
The following is a summary of the top contributors and detractors that impacted the Fund's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
Allocations in the following funds
| Core Bond Fund; Systematic Growth Fund; Systematic Value Fund
TOP PERFORMANCE DETRACTORS
Allocations in the following funds

|

Stock Index Fund; International Equities Index Fund; Large Capital Growth Fund

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Moderate Growth Lifestyle Fund	14.82%	7.83%	6.10%
S&P 500 ® Index	28.19%	15.80%	12.69%
41% Russell 3000 ® Index; 14% MSCI EAFE Index (net); 45% Bloomberg U.S. Aggregate Bond Index	14.03%	7.35%	6.35%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit my.valic.com/ARO/FundPerformance/Index.aspx for the most recent performance information.
Net Assets	$ 1,026,000,000
Holdings Count | Holdings	8
Advisory Fees Paid, Amount	$ 700,000
Investment Company, Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 1,026M
Total number of portfolio holdings	8
Total net advisory fee paid	$ 0.7M
Portfolio turnover rate during the reporting period	27%

Holdings [Text Block]	Portfolio Composition
Material Fund Change [Text Block]	Material Fund Changes There were no material fund changes during the period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
Capital Appreciation Fund
Shareholder Report [Line Items]
Fund Name	Capital Appreciation Fund
Class Name	Capital Appreciation Fund
Trading Symbol	VAPPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the VALIC Company I Capital Appreciation Fund (the “Fund”) for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at
corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds
. You can also request this information by contacting us at 1-800-448-2542.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds
Expenses [Text Block]
Fund Expenses
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Capital Appreciation Fund	$ 90.76	0.77%

Expenses Paid, Amount	$ 90.76
Expense Ratio, Percent	0.77%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund posted a return of 35.75% for the year ended May 31, 2024, compared to a return of 28.19% for the S&P 500
®
Index (a broad-based securities market index) and 33.60% for the Russell 1000
®
Growth Index (the "Performance Index"). U.S. Equities have continued to advance over the past year, with the S&P 500 Index reaching record highs as of the end of May. High-growth mega-cap tech stocks associated with AI have been the largest driver of the markets return over the one-year period. Sentiment over the reporting period has continued to be driven largely by interest-rate expectations as well.
The following is a summary of the top contributors and detractors that impacted the Fund's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
In aggregate
| position weightings
Allocations in the following sectors

|

real estate; consumer discretionary; consumer staples
Security selection in the following sectors

|

consumer discretionary; information technology; industrials
Position weightings

|

Apple, Inc.; QUALCOMM, Inc.; Tesla, Inc.
TOP PERFORMANCE DETRACTORS
Allocations in the following sectors

|

industrials; cash; communication services
Security selection in the following sectors

|

consumer staples; financials;
materials
Position weightings

|

Monster Beverage Corp.; NVIDIA Corp.; Workday, Inc., Class A

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Capital Appreciation Fund	35.75%	17.29%	13.37%
S&P 500 ® Index	28.19%	15.80%	12.69%
Russell 1000 ® Growth Index	33.60%	19.37%	15.80%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Sep. 28, 2023
Updated Performance Information Location [Text Block]	Visit my.valic.com/ARO/FundPerformance/Index.aspx for the most recent performance information.
Net Assets	$ 213,000,000
Holdings Count | Holdings	61
Advisory Fees Paid, Amount	$ 600,000
Investment Company, Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 213M
Total number of port folio holdings	61
Total net advisory fee paid	$ 0.6M
Portfolio turnover rate during the reporting period	35%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Fund's net assets as of the end of the period.
Top Industries
Internet	18.5%
Semiconductors	17.8%
Software	16.1%
Computers	8.8%
Pharmaceuticals	6.8%
Diversified Financial Services	5.8%
Biotechnology	3.5%
Commercial Services	3.5%
Healthcare-Services	2.4%
Retail	1.9%
Apparel	1.9%
Distribution/Wholesale	1.7%
Beverages	1.5%
Miscellaneous Manufacturing	1.3%
Environmental Control	1.1%
Portfolio Composition

Largest Holdings [Text Block]
Top Industries
Internet	18.5%
Semiconductors	17.8%
Software	16.1%
Computers	8.8%
Pharmaceuticals	6.8%
Diversified Financial Services	5.8%
Biotechnology	3.5%
Commercial Services	3.5%
Healthcare-Services	2.4%
Retail	1.9%
Apparel	1.9%
Distribution/Wholesale	1.7%
Beverages	1.5%
Miscellaneous Manufacturing	1.3%
Environmental Control	1.1%

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the period.

Effective September 28, 2023, the Fund added sector risk
and
technology sector risk as principal risks of the Fund. For more comprehensive information, you may review the Fund’s next prospectus, which we expect to be available by September 30, 2024 at www.corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds or upon special request at 1-800-448-2542 or by sending an e-mail request to
Forms.Request@valic.com
.

Material Fund Change Risks Change [Text Block]	the Fund added sector risk and technology sector risk as principal risks of the Fund
Updated Prospectus Phone Number	1-800-448-2542
Updated Prospectus Email Address	Request@valic.com
Updated Prospectus Web Address	www.corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
Conservative Growth Lifestyle Fund
Shareholder Report [Line Items]
Fund Name	Conservative Growth Lifestyle Fund
Class Name	Conservative Growth Lifestyle Fund
Trading Symbol	VGCLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the VALIC Company I Conservative Growth Lifestyle Fund (the “Fund”) for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at
corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds
. You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds
Expenses [Text Block]
Fund Expenses
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Conservative Growth Lifestyle Fund	$ 13.68	0.13%

Expenses Paid, Amount	$ 13.68
Expense Ratio, Percent	0.13%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund posted a return of 10.43% for the year ended May 31, 2024, compared to 28.19% for the S&P 500
®
Index (a broad-based securities market index) and 9.28% for the Blended Index (the "Performance Index") comprised of 26% Russell 3000
®
Index; 9% MSCI EAFE Index (net); 65% Bloomberg U.S. Aggregate Bond Index. Over the period, U.S. equities outperformed international developed and emerging markets equities. The Fund moderated its tactical overweight to equities, which is spread across U.S. and developed international markets. The Fund also moderated its underweight Fixed Income position.

The Conservative Growth Lifestyle Fund invests in a combination of affiliated funds, also known as “fund of funds.” The Fund does not select specific sectors, securities, or countries and thus these factors do not influence performance. Rather, the key indicators of performance are asset allocation and manager selection.
The following is a summary of the top contributors and detractors that impacted
the Fund's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
Allocations in the following funds
| Core Bond Fund; Systematic Growth Fund; Emerging Economies Fund
TOP PERFORMANCE DETRACTORS
Allocations in the following funds

|

Stock Index Fund; International Equities Index Fund; Large Capital Growth Fund

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Conservative Growth Lifestyle Fund	10.43%	5.01%	4.06%
S&P 500 ® Index	28.19%	15.80%	12.69%
26% Russell 3000 ® Index; 9% MSCI EAFE Index (net); 65% Bloomberg U.S. Aggregate Bond Index	9.28%	4.64%	4.53%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit my.valic.com/ARO/FundPerformance/Index.aspx for the most recent performance information.
Net Assets	$ 294,000,000
Holdings Count | Holdings	8
Advisory Fees Paid, Amount	$ 200,000
Investment Company, Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 294M
Total number of portfolio holdings	8
Total net advisory fee paid	$ 0.2M
Portfolio turnover rate during th e re porting period	23%

Holdings [Text Block]	Portfolio Composition
Material Fund Change [Text Block]	Material Fund Changes There were no material fund changes during the period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
Nasdaq-100 Index Fund
Shareholder Report [Line Items]
Fund Name	Nasdaq-100 Index Fund
Class Name	Nasdaq-100 Index Fund
Trading Symbol	VCNIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the VALIC Company I Nasdaq-100 Index Fund (the “Fund”) for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at
corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds
. You can also request this information by contacting us at 1-800-448-2542.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds
Expenses [Text Block]
Fund Expenses
What were the Fund costs for the last year?
(Based on a hypothetical $10,000
investment
)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Nasdaq-100 Index Fund	$ 50.72	0.44%

Expenses Paid, Amount	$ 50.72
Expense Ratio, Percent	0.44%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund posted a return of 30.54% for the year ended May 31, 2024, compared to a return of 28.19% for the S&P 500
®
Index (a broad-based securities market index) and 31.12% for the Nasdaq-100
®
Index (the "Performance Index"). Amidst a backdrop of healthy labor markets and stronger than expected growth, equity markets experienced solid returns for the one-year period ending in May. Positive trends in corporate earnings and a secular
tailwind from artificial intelligence trends also contributed to performance, particularly growth-oriented equities.

The Fund is managed to seek to track the performance of the Index. The Subadviser may endeavor to track the Index by purchasing every stock included in the Index, in the same proportions; or, in the alternative, the Subadviser may invest in a sampling of Index stocks by utilizing a statistical technique known as "optimization".
The following is a summary

of the top contributors and detractors that impacted

the Fund's performance during the year.
Position weightings

|

NVIDIA Corp.; Microsoft Corp.; Meta Platforms, Inc., Class A
Position weightings

|

Starbucks Corp.; Illumina, Inc.; Linde PLC

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Nasdaq-100 Index Fund	30.54%	21.45%	17.92%
S&P 500 ® Index	28.19%	15.80%	12.69%
Nasdaq-100 ® Index	31.12%	22.09%	18.56%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Sep. 28, 2023
Updated Performance Information Location [Text Block]	Visit my.valic.com/ARO/FundPerformance/Index.aspx for the most recent performance information.
Net Assets	$ 962,000,000
Holdings Count | Holdings	106
Advisory Fees Paid, Amount	$ 2,700,000
Investment Company, Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 962M
Total number of portfolio holdings	106
Total net advisory fee paid	$ 2.7M
Portfolio turnover rate during the reporting period	20%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Fund's net assets as of the end of the period
.
Top Industries
Semiconductors	23.9%
Internet	20.3%
Software	14.3%
Computers	9.1%
Retail	4.4%
Biotechnology	4.0%
Repurchase Agreements	2.8%
Telecommunications	2.7%
Auto Manufacturers	2.7%
Beverages	2.6%
Commercial Services	2.1%
Media	1.6%
Healthcare-Products	1.5%
Chemicals	1.5%
Electric	1.3%
Portfolio Composition

Largest Holdings [Text Block]
Top Industries
Semiconductors	23.9%
Internet	20.3%
Software	14.3%
Computers	9.1%
Retail	4.4%
Biotechnology	4.0%
Repurchase Agreements	2.8%
Telecommunications	2.7%
Auto Manufacturers	2.7%
Beverages	2.6%
Commercial Services	2.1%
Media	1.6%
Healthcare-Products	1.5%
Chemicals	1.5%
Electric	1.3%

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the period.

Effective September 28, 2023, a contractual advisory fee waiver was implemented, increasing the amount of the waiver from 0.05% to 0.08% of average daily net assets at each of the Fund’s advisory fee breakpoint levels. For more comprehensive information, you may review the Fund’s next prospectus, which we expect to be available by September 30, 2024 at www.corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds or upon special request at 1-800-448-2542 or by sending an e-mail request to
Forms.Request@valic.com
.

Material Fund Change Expenses [Text Block]	a contractual advisory fee waiver was implemented, increasing the amount of the waiver from 0.05% to 0.08% of average daily net assets at each of the Fund’s advisory fee breakpoint levels
Updated Prospectus Phone Number	1-800-448-2542
Updated Prospectus Email Address	Request@valic.com
Updated Prospectus Web Address	www.corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
Core Bond Fund
Shareholder Report [Line Items]
Fund Name	Core Bond Fund
Class Name	Core Bond Fund
Trading Symbol	VCBDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the VALIC Company I Core Bond Fund (the “Fund”) for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at
corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds
. You can also request this information by contacting us at 1-800-448-2542.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds
Expenses [Text Block]
Fund Expenses
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Core Bond Fund	$ 51.69	0.51%

Expenses Paid, Amount	$ 51.69
Expense Ratio, Percent	0.51%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund
Performance
SUMMARY OF RESULTS
The Fund posted a return of 2.69% for the year ending May 31, 2024, compared to
a r
eturn of 1.31% for the Bloomberg U.S. Aggregate Bond Index (a broad-based securities market & Performance Index). The Fund is invested in core fixed-income markets which include Treasury, mortgage-backed securities, and credit. The Treasury market witnessed negative returns over the last 12 months driven by a move higher in rates driven by rate hikes by the Federal Reserve. The mortgage-backed securities markets also had negative returns for most of the year driven by high interest rate volatility. The credit market returns were positive for the last 12 months driven by strong demand from foreign buyers and spreads tightening.
The following is a summary, by subadviser, of the top contributors and detractors that impacted their portion of the Fund's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
J.P. Morgan Investment Management - see Material Fund Changes for the time period covered
| Allocations in the following sectors: agency mortgage-backed securities; Treasuries. Security selection in the following sectors: agency mortgage-backed securities; corporate credit
PineBridge Investments, LLC - see Material Fund Changes for the time period covered

|

In aggregate: sector allocations; position weightings. Allocations in the following sectors: Treasuries; industrial; financials. Security selection in the following sectors: industrial; financials; agency
TOP PERFORMANCE DETRACTORS
J.P. Morgan Investment Management - see Material Fund Changes for the time period covered

|

Allocations in the following sectors: corporate credit
PineBridge Investments, LLC - see Material Fund Changes for the time period covered

|

In aggregate: yield curve positioning. Allocations in the following sectors: mortgage-backed securities; local authority; collateralized mortgage-backed securities. Security selection in the following sectors: mortgage-backed securities; local authority; asset-backed securities

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Core Bond Fund	2.69%	0.34%	1.41%
Bloomberg U.S. Aggregate Bond Index	1.31%	(0.17) %	1.26%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Apr. 29, 2024
Updated Performance Information Location [Text Block]	Visit my.valic.com/ARO/FundPerformance/Index.aspx for the most recent performance information.
Net Assets	$ 2,577,000,000
Holdings Count | Holdings	1,385
Advisory Fees Paid, Amount	$ 11,000,000
Investment Company, Portfolio Turnover	58.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 2,577M
Total number of portfolio holdings	1,385
Total net advisory fee paid	$ 11.0M
Portfolio turnover rate during the reporting period	58%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Fund as of the end of the period.
Top Industries
(% of net assets)
U.S. Government & Agency Obligations	60.1%
Banks	8.5%
Electric	2.9%
Short-Term Investments	2.5%
Collateralized Mortgage Obligations	2.5%
Pharmaceuticals	1.6%
Telecommunications	1.3%
Other Asset Backed Securities	1.3%
Foreign Government Obligations	1.3%
Oil & Gas	1.3%
Auto Loan Receivables	1.3%
Food	1.2%
Diversified Financial Services	1.1%
Pipelines	1.0%
Insurance	0.9%
Portfolio Composition
(% of net assets)
Credit Quality
*

(% of total debt issues)
* Amounts presented exclude short-term securities. The ratings source is Moody's.

Largest Holdings [Text Block]
Top Industries
(% of net assets)
U.S. Government & Agency Obligations	60.1%
Banks	8.5%
Electric	2.9%
Short-Term Investments	2.5%
Collateralized Mortgage Obligations	2.5%
Pharmaceuticals	1.6%
Telecommunications	1.3%
Other Asset Backed Securities	1.3%
Foreign Government Obligations	1.3%
Oil & Gas	1.3%
Auto Loan Receivables	1.3%
Food	1.2%
Diversified Financial Services	1.1%
Pipelines	1.0%
Insurance	0.9%

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the period.

Effective April 29, 2024 (the “Effective Date”), J.P. Morgan Investment Management, Inc. was appointed as subadviser serving alongside the existing subadviser, PineBridge Investments, LLC. Additionally, a contractual advisory fee waiver was implemented beginning on the Effective Date in the amount of 0.03% of average daily net assets at each of the Fund’s advisory fee breakpoint levels. Lastly, changes to the Fund’s investment strategies and techniques were adjusted to match the investment processes and techniques used by the subadvisers. For more comprehensive information, you may review the Fund’s next prospectus, which we expect to be available by September 30, 2024 at www.corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds or upon special request at 1-800-448-2542 or by sending an e-mail request to
Forms.Request@valic.com
.

Material Fund Change Expenses [Text Block]	Additionally, a contractual advisory fee waiver was implemented beginning on the Effective Date in the amount of 0.03% of average daily net assets at each of the Fund’s advisory fee breakpoint levels.
Material Fund Change Strategies [Text Block]	Lastly, changes to the Fund’s investment strategies and techniques were adjusted to match the investment processes and techniques used by the subadvisers.
Material Fund Change Adviser [Text Block]	Effective April 29, 2024 (the “Effective Date”), J.P. Morgan Investment Management, Inc. was appointed as subadviser serving alongside the existing subadviser, PineBridge Investments, LLC.
Updated Prospectus Phone Number	1-800-448-2542
Updated Prospectus Email Address	Request@valic.com
Updated Prospectus Web Address	www.corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
High Yield Bond Fund
Shareholder Report [Line Items]
Fund Name	High Yield Bond Fund
Class Name	High Yield Bond Fund
Trading Symbol	VHYLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the VALIC Company I High Yield Bond Fund (the “Fund”) for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at
corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds
. You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds
Expenses [Text Block]
Fund Expenses
What were the Fund costs for the last year?
(Based on a hypothetical $
10,000
investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
High Yield Bond Fund	$ 71.38	0.68%

Expenses Paid, Amount	$ 71.38
Expense Ratio, Percent	0.68%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund posted a return of 9.95% for the year ended May 31, 2024, compared to a return of 2.38% for the Bloomberg U.S. Universal Index (a broad-based securities market index) and 11.29% for the FTSE US High-Yield Market Index (the "Performance Index"). Over the twelve-month period spreads tightened by 147 basis points (bps) to 308 bps and yields decreased by 64 bps to 8.18%, according to the Bloomberg US Corporate High Yield index. Despite higher borrowing costs, there has been limited impact on corporate earnings and credit profiles over the period.
The following is a summary of the top contributors and detractors that impacted the Fund's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
Allocations in the following sectors
| transportation; utilities; building materials
Security selection in the following sectors

|

wirelines; financial institutions; building materials
Position weightings

|

Embarq Corp.; Credit Suisse Group; Commonscope Holding Co.
TOP PERFORMANCE DETRACTORS
In aggregate

|

sector allocations; position weightings; foreign currency contracts used to adjust exposures and manage risk of the Fund
Allocations in the following sectors

|

pharmaceuticals; retailers; cable and satellite
Security selection in the following sectors

|

health care; retailers; media and entertainment
Position weightings

|

ARD Finance SA; CSC Holdings LLC; Carvana Co.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
High Yield Bond Fund	9.95%	3.99%	3.86%
Bloomberg U.S. Universal Index	2.38%	0.21%	1.56%
FTSE US High-Yield Market Index	11.29%	4.13%	4.08%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit my.valic.com/ARO/FundPerformance/Index.aspx for the most recent performance information.
Net Assets	$ 413,000,000
Holdings Count | Holdings	294
Advisory Fees Paid, Amount	$ 2,400,000
Investment Company, Portfolio Turnover	40.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 413M
Total number of portfolio holdings	294
Total net advisory fee paid	$ 2.4M
Portfolio turnover rate during the reporting period	40%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Fund as of the end of the period.
Top Industries
(% of net assets)
Media	6.9%
Oil & Gas	6.3%
Retail	6.1%
Software	5.1%
Commercial Services	4.9%
Short-Term Investments	4.8%
Packaging & Containers	4.6%
Internet	4.3%
Pipelines	4.2%
Diversified Financial Services	4.2%
Telecommunications	4.1%
Computers	4.0%
Entertainment	3.3%
Leisure Time	3.2%
Home Builders	3.2%
Portfolio Composition
(% of net assets)
Credit Quality
*

(% of total debt issues)
* Amounts presented exclude short-term securities. The ratings source is Moody's.

Largest Holdings [Text Block]
Top Industries
(% of net assets)
Media	6.9%
Oil & Gas	6.3%
Retail	6.1%
Software	5.1%
Commercial Services	4.9%
Short-Term Investments	4.8%
Packaging & Containers	4.6%
Internet	4.3%
Pipelines	4.2%
Diversified Financial Services	4.2%
Telecommunications	4.1%
Computers	4.0%
Entertainment	3.3%
Leisure Time	3.2%
Home Builders	3.2%

Material Fund Change [Text Block]	Material Fund Changes There were no material fund changes during the period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
Science And Technology Fund
Shareholder Report [Line Items]
Fund Name	Science & Technology Fund
Class Name	Science & Technology Fund
Trading Symbol	VCSTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the VALIC Company I Science & Technology Fund (the “Fund”) for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at
corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds
. You can also request this information by contacting us at 1-800-448-2542.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds
Expenses [Text Block]
Fund Expenses
What were the Fund
c
osts for the last year?
(Based on a hypothetical $10,000
investment
)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Science & Technology Fund	$ 107.64	0.91%

Expenses Paid, Amount	$ 107.64
Expense Ratio, Percent	0.91%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund posted a return of 36.58% for the year ended May 31, 2024, compared to 28.19% for the S&P 500
®
Index (a broad-based securities market index) and 41.01% for the S&P North American Technology Sector Index (the "Performance Index"). Technology equities climbed higher over the period on the back of an improved macro-economic outlook and falling interest rates. Robust AI demand and early signs of inventory cycles bottoming across more traditional tech end markets fueled strong returns. Performance was driven by select mega-cap names, further reinforcing the relatively narrow market as small and mid-cap technology companies lagged.
The following is a summary, by subadviser, of the top contributors and detractors that impacted their portion of the Fund's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
BlackRock Investment Management, LLC
| Allocations in the following industries: technology hardware & equipment; software & services; semiconductors & semiconductor equipment. Security selection in the following industries: software & services; commercial & professional services; consumer services. Position weightings: lack of a position in Cisco Systems, Inc.; Accenture PLC, Class A.; lack of a position in Intel Corp.
Voya Investment Management Co. LLC

|

Allocations in the following industries: communications equipment; ground transportation; semiconductors. Security selection in the following industries: software; communications equipment; semiconductors. Position weightings: lack of a position in
Cisco Systems, Inc.; Oracle Corp.; Uber Technologies, Inc.
Wellington Management Company, LLP

|

Allocations in the following industries: IT services; lack of allocation in technology hardware, storage, & peripherals; broadline retail. Security selection in the following industries: financial services; communications equipment; electronic equipment, instruments & components. Position weightings: lack of a position in Apple, Inc.; Micron Technology, Inc.; Flex, Ltd.
TOP PERFORMANCE DETRACTORS
BlackRock Investment Management, LLC

|

In aggregate: sector allocations. Allocations in the following industries: financial services; media & entertainment; automobiles & components. Security selection in the following industries: media & entertainment; semiconductors & semiconductor equipment; technology hardware & equipment. Position weightings: Meta Platforms, Inc., Class A; Tesla, Inc.; Wolfspeed, Inc.
Voya Investment Management Co. LLC

|

Allocations in the following industries: media; IT services; software. Security selection in the following industries: IT services; technology hardware storage; financial services. Position weightings: Snowflake, Inc., Class A; lack of a position in QUALCOMM, Inc.; Okta, Inc.
Wellington Management Company, LLP

|

In aggregate: position weightings; sector allocations. Allocations in the following industries: financial services; semiconductors & semiconductor equipment; professional services. Security selection in the following industries: semiconductors & semiconductor equipment; software; interactive media & services. Position weightings: lack of a position in NVIDIA Corp.; Adobe, Inc.; Intuit, Inc.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Science & Technology Fund	36.58%	17.75%	16.98%
S&P 500 ® Index	28.19%	15.80%	12.69%
S&P North American Technology Sector Index	41.01%	22.12%	20.09%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Feb. 01, 2024
Updated Performance Information Location [Text Block]	Visit my.valic.com/ARO/FundPerformance/Index.aspx for the most recent performance information.
Net Assets	$ 2,691,000,000
Holdings Count | Holdings	123
Advisory Fees Paid, Amount	$ 19,600,000
Investment Company, Portfolio Turnover	46.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 2,691M
Total number of portfolio holdings	123
Total net advisory fee paid	$ 19.6M
Portfolio turnover rate during the reporting period	46%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Fund's net assets as of the end of the period.
Top Industries
Semiconductors	31.6%
Software	25.8%
Internet	22.0%
Computers	9.1%
Electronics	3.0%
Telecommunications	1.9%
Commercial Services	1.9%
Diversified Financial Services	1.6%
Machinery-Construction & Mining	0.5%
Auto Manufacturers	0.3%
Media	0.3%
Medical Labs & Testing Services	0.3%
Energy-Alternate Sources	0.3%
Short-Term Investments	0.2%
Toys/Games/Hobbies	0.2%
Portfolio Composition

Largest Holdings [Text Block]
Top Industries
Semiconductors	31.6%
Software	25.8%
Internet	22.0%
Computers	9.1%
Electronics	3.0%
Telecommunications	1.9%
Commercial Services	1.9%
Diversified Financial Services	1.6%
Machinery-Construction & Mining	0.5%
Auto Manufacturers	0.3%
Media	0.3%
Medical Labs & Testing Services	0.3%
Energy-Alternate Sources	0.3%
Short-Term Investments	0.2%
Toys/Games/Hobbies	0.2%

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the period.

Effective February 1, 2024, a contractual advisory fee waiver was implemented, increasing the amount of the waiver from 0.04% to 0.05% of average daily net assets at each of the Fund’s advisory fee breakpoint levels. For more comprehensive information, you may review the Fund’s next prospectus, which we expect to be available by September 30, 2024 at www.corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds or upon special request at 1-800-448-2542 or by sending an e-mail request to Forms.Request@valic.com.

Material Fund Change Expenses [Text Block]	a contractual advisory fee waiver was implemented, increasing the amount of the waiver from 0.04% to 0.05% of average daily net assets at each of the Fund’s advisory fee breakpoint levels
Updated Prospectus Phone Number	1-800-448-2542
Updated Prospectus Email Address	Request@valic.com
Updated Prospectus Web Address	www.corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
Inflation Protected Fund
Shareholder Report [Line Items]
Fund Name	Inflation Protected Fund
Class Name	Inflation Protected Fund
Trading Symbol	VCTPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the VALIC Company I Inflation Protected Fund (the “Fund”) for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at
corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds
. You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds
Expenses [Text Block]
Fund Expenses
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Inflation Protected Fund	$ 59.41	0.59%

Expenses Paid, Amount	$ 59.41
Expense Ratio, Percent	0.59%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund posted a return of 1.38% for the year ended May 31, 2024, compared to a return of 1.31% for the Bloomberg U.S. Aggregate Bond Index (a broad-based securities market index) and 1.56% for the Bloomberg U.S. Treasury Inflation-Protected Securities (“TIPS”) Index (the "Performance Index"). The U.S. economy and job growth started to decelerate while other developed economies were slowly catching up. U.S. real GDP grew slower than investors had anticipated. The weak growth was due to a decline in business inventories, a decline in government purchases, and a sharp rise in imports that led to negative net contribution from trade.
The following is a summary of the top contributors and detractors that impacted the Fund's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
Allocations in the following sectors
| investment grade credit; residential mortgage-backed securities; developed markets non-USD bonds
Security selection in the following sectors

|

U.S. TIPS

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Inflation Protected Fund	1.38%	2.08%	1.65%
Bloomberg U.S. Aggregate Bond Index	1.31%	(0.17) %	1.26%
Bloomberg U.S. TIPS Index	1.56%	2.09%	1.86%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit my.valic.com/ARO/FundPerformance/Index.aspx for the most recent performance information.
Net Assets	$ 391,000,000
Holdings Count | Holdings	103
Advisory Fees Paid, Amount	$ 1,900,000
Investment Company, Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 391M
Total number of portfolio holdings	103
Total net advisory fee paid	$ 1.9M
Portfolio turnover rate during the reporting period	14%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Fund as of the end of the period.
Portfolio Composition
(% of net assets)
Credit Quality
*

(% of total debt issues)
* Amounts presented exclude short-term securities. The ratings source is Moody's.

Material Fund Change [Text Block]	Material Fund Changes There were no material fund changes during the period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
Small Cap Growth Fund
Shareholder Report [Line Items]
Fund Name	Small Cap Growth Fund
Class Name	Small Cap Growth Fund
Trading Symbol	VVSGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the VALIC Company I Small Cap Growth Fund (the “Fund”) for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at
corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds
. You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds
Expenses [Text Block]
Fund Expenses
What were the Fund costs f
o
r the last year?
(Based on a hypothetical $
10,000
investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Small Cap Growth Fund	$ 95.61	0.89%

Expenses Paid, Amount	$ 95.61
Expense Ratio, Percent	0.89%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund posted a return of 14.86
% f
or the year ended May 31, 2024, compared to a return of 27.58% for the Russell 3000
®
Index (a broad-based securities market index) and 18.38% for the Russell 2000
®
Growth Index (the "Performance Index"). Stronger than expected U.S. economic data supported equities as growth concerns driving conversations abated. While manufacturing data has remained in contraction for 18 months, services continues to drive strength. GDP estimates moved higher and growth outperformed value.
The following is a summary of the top contributors and detractors that impacted the Fund's performance during the year relative to the Performance Index.
Security selection in the following sectors

|

consumer staples; energy; financials
Position weightings

|

Super Micro Computer, Inc.; Natera, Inc.; Twist Bioscience Corp.
Security selection in the following sectors

|

health care; consumer discretionary; information technology
Position weightings

|

MicroStrategy, Inc., Class A; Revance Therapeutics, Inc.; Outset Medical, Inc.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Small Cap Growth Fund	14.86%	7.55%	10.46%
Russell 3000 ® Index	27.58%	15.00%	12.09%
Russell 2000 ® Growth Index	18.38%	7.79%	8.06%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit my.valic.com/ARO/FundPerformance/Index.aspx for the most recent performance information.
Net Assets	$ 533,000,000
Holdings Count | Holdings	159
Advisory Fees Paid, Amount	$ 4,300,000
Investment Company, Portfolio Turnover	54.00%
Additional Fund Statistics [Text Block]
Fund net assets	$ 533M
Total number of portfolio holdings	159
Total net advisory fee paid	$ 4.3M
Portfolio turnover rate during the reporting period	54%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Fund's net assets as of the
end of the
period
.
Top Industries
Software	15.0%
Biotechnology	10.4%
Computers	5.8%
Healthcare-Products	5.6%
Semiconductors	5.1%
Retail	5.0%
Building Materials	4.9%
Diversified Financial Services	4.8%
Machinery-Diversified	4.7%
Commercial Services	3.1%
Distribution/Wholesale	2.7%
Pharmaceuticals	2.6%
Food	2.4%
Oil & Gas	1.9%
Miscellaneous Manufacturing	1.8%
Portfolio Composition

Largest Holdings [Text Block]
Top Industries
Software	15.0%
Biotechnology	10.4%
Computers	5.8%
Healthcare-Products	5.6%
Semiconductors	5.1%
Retail	5.0%
Building Materials	4.9%
Diversified Financial Services	4.8%
Machinery-Diversified	4.7%
Commercial Services	3.1%
Distribution/Wholesale	2.7%
Pharmaceuticals	2.6%
Food	2.4%
Oil & Gas	1.9%
Miscellaneous Manufacturing	1.8%

Material Fund Change [Text Block]	Material Fund Changes There were no material fund changes during the period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
International Equities Index Fund
Shareholder Report [Line Items]
Fund Name	International Equities Index Fund
Class Name	International Equities Index Fund
Trading Symbol	VCIEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the VALIC Company I International Equities Index Fund (the “Fund”) for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at
corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds
. You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds
Expenses [Text Block]
Fund Expenses
What were the Fund costs for the last year?
(Based on a hypothetical $10,000
investment
)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
International Equities Index Fund	$ 45.82	0.42%

Expenses Paid, Amount	$ 45.82
Expense Ratio, Percent	0.42%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund posted a return of 18.21% for the year ended May 31, 2024, compared to a return of 18.53% for the MSCI EAFE Index (net) (a broad-based securities market & Performance Index). Despite concerns around slowing growth and geopolitical unrest, international equity markets were buoyed by attractive valuations and expectations of interest rate cuts by central banks during the one-year period ending in May.
Driven
by European and Japanese markets, developed markets outside the U.S. outperformed emerging markets which were hampered by underperformance in Chinese equities.

The Fund is managed to seek to track the performance of the Index. The Subadviser may endeavor to track the Index by purchasing every stock included in the Index, in the same proportions; or, in the alternative, the Subadviser may invest in a sampling of Index stocks by utilizing a statistical technique known as "optimization".
The following is a summary

of the top contributors and detractors that impacted

the Fund's performance during the year.
TOP PERFORMANCE CONTRIBUTORS
Allocations in the following sectors
| financials; industrials; information technology
Position weightings

|

Novo Nordisk A/S, Class B; ASML Holding NV; Toyota Motor Corp.
Exposure to the following countries

|

Japan; United Kingdom; France
TOP PERFORMANCE DETRACTORS
Allocations in the following sectors

|

consumer staples
Position weightings

|

Roche Holding AG.; Nestle SA; Bayer AG
Exposure to the following countries

|

Hong Kong

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
International Equities Index Fund	18.21%	7.68%	4.30%
MSCI EAFE Index (net)	18.53%	8.05%	4.60%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit my.valic.com/ARO/FundPerformance/Index.aspx for the most recent performance information.
Net Assets	$ 1,927,000,000
Holdings Count | Holdings	773
Advisory Fees Paid, Amount	$ 5,300,000
Investment Company, Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 1,927M
Total number of portfolio holdings	773
Total net advisory fee paid	$ 5.3M
Portfolio turnover rate during the reporting period	6%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Fund's net assets as of the end of the period.
Top Industries
Banks	11.4%
Pharmaceuticals	9.0%
Insurance	5.2%
Semiconductors	4.2%
Oil & Gas	4.2%
Auto Manufacturers	3.9%
Food	3.6%
Short-Term Investments	3.2%
Mining	2.8%
Commercial Services	2.6%
Telecommunications	2.4%
Chemicals	2.4%
Electric	2.4%
Aerospace/Defense	2.3%
Repurchase Agreements	2.2%
Portfolio Composition
Country

Largest Holdings [Text Block]
Top Industries
Banks	11.4%
Pharmaceuticals	9.0%
Insurance	5.2%
Semiconductors	4.2%
Oil & Gas	4.2%
Auto Manufacturers	3.9%
Food	3.6%
Short-Term Investments	3.2%
Mining	2.8%
Commercial Services	2.6%
Telecommunications	2.4%
Chemicals	2.4%
Electric	2.4%
Aerospace/Defense	2.3%
Repurchase Agreements	2.2%

Material Fund Change [Text Block]	Material Fund Changes There were no material fund changes during the period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
International Government Bond Fund
Shareholder Report [Line Items]
Fund Name	International Government Bond Fund
Class Name	International Government Bond Fund
Trading Symbol	VCIFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the VALIC Company I International Government Bond Fund (the “Fund”) for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at
corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds
. You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds
Expenses [Text Block]
Fund Expenses
What were the Fund costs for the last year?
(Based on a hypothetical $10,000
investment
)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
International Government Bond Fund	$ 83.87	0.83%

Expenses Paid, Amount	$ 83.87
Expense Ratio, Percent	0.83%
Factors Affecting Performance [Text Block]
The following is a summary of the top contributors and detractors that impacted the Fund's performance during the year relative to the Performance Index.
Exposure to the following countries

|

Argentina; Senegal; Egypt
Exposure to the following countries

|

Ecuador; lack of exposure to Sri Lanka; lack of exposure to Ukraine

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
International Government Bond Fund	2.09%	(1.32) %	(0.18) %
Bloomberg Global Aggregate Index (USD hedged)	3.24%	0.35%	1.97%
70% FTSE WGBI Index (unhedged); 30% JPMorgan EMBI Global Diversified Index	2.75%	(1.70) %	0.03%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit my.valic.com/ARO/FundPerformance/Index.aspx for the most recent performance information.
Net Assets	$ 64,000,000
Holdings Count | Holdings	166
Advisory Fees Paid, Amount	$ 300,000
Investment Company, Portfolio Turnover	89.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 64M
Total number of portfolio holdings	166
Total net advisory fee paid	$ 0.3M
Portfolio turnover rate during the reporting period	89%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Fund as of the end of the period.
Country
(% of net assets)
Credit Quality
*

(% of total debt issues)
* Amounts presented exclude short-
term
securities. The ratings source is Moody's.

Material Fund Change [Text Block]	Material Fund Changes There were no material fund changes during the period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
International Growth Fund
Shareholder Report [Line Items]
Fund Name	International Growth Fund
Class Name	International Growth Fund
Trading Symbol	VCINX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the VALIC Company I International Growth Fund (the “Fund”) for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at
corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds
. You can also request this information by contacting us at 1-800-448-2542.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds
Expenses [Text Block]
Fund Expenses
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
International Growth Fund	$ 88.87	0.87%

Expenses Paid, Amount	$ 88.87
Expense Ratio, Percent	0.87%
Factors Affecting Performance [Text Block]
The following is a summary of the top contributors and detractors that impacted the Fund's performance during the year relative to the Performance Index.
Allocations in the following sectors

|

consumer staples; health care; information technology
Security selection in the following sectors

|

communication services; consumer discretionary
Position weightings

|

Spotify Technology SA; MercadoLibre, Inc.; ASML Holding NV
Exposure to the following countries

|

United States; Germany; China
Allocations in the following sectors

|

consumer discretionary; lack of allocation in energy; financials
Security selection in the following sectors

|

industrials; financials; consumer staples
Position weightings

|

DSV A/S; Davide Campari-Milano NV; Straumann Holding AG
Exposure to the following countries

|

Denmark; Italy; India

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
International Growth Fund	4.30%	6.76%	5.67%
MSCI ACWI ex USA Index (net)	16.74%	6.81%	4.03%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Sep. 28, 2023
Updated Performance Information Location [Text Block]	Visit my.valic.com/ARO/FundPerformance/Index.aspx for the most recent performance information.
Net Assets	$ 376,000,000
Holdings Count | Holdings	30
Advisory Fees Paid, Amount	$ 2,900,000
Investment Company, Portfolio Turnover	38.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 376M
Total number of portfolio holdings	30
Total net advisory fee paid	$ 2.9M
Portfolio turnover rate during the reporting period	38%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Fund's net assets as of the end of the period.
Top Industries
Apparel	14.7%
Internet	14.5%
Semiconductors	11.2%
Transportation	10.7%
Retail	9.7%
Banks	6.0%
Machinery-Diversified	5.2%
Healthcare-Products	4.1%
Short-Term Investments	3.7%
Private Equity	3.3%
Commercial Services	3.1%
Entertainment	2.9%
Diversified Financial Services	2.7%
Insurance	2.3%
Pharmaceuticals	1.9%
Portfolio Composition
Country

Largest Holdings [Text Block]
Top Industries
Apparel	14.7%
Internet	14.5%
Semiconductors	11.2%
Transportation	10.7%
Retail	9.7%
Banks	6.0%
Machinery-Diversified	5.2%
Healthcare-Products	4.1%
Short-Term Investments	3.7%
Private Equity	3.3%
Commercial Services	3.1%
Entertainment	2.9%
Diversified Financial Services	2.7%
Insurance	2.3%
Pharmaceuticals	1.9%

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the period.

Effective September 28, 2023, the Fund clarified that as a principal investment strategy it may invest up to 35% of its assets in securities of issuers located in emerging market countries. Additionally, the Fund also added consumer discretionary risk as a principal risk of the Fund. For more comprehensive information, you may review the Fund’s next prospectus, which we expect to be available by September 30, 2024 at www.corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds or upon special request at 1-800-448-2542 or by sending an e-mail request to
Forms.Request@valic.com
.

Material Fund Change Strategies [Text Block]	Effective September 28, 2023, the Fund clarified that as a principal investment strategy it may invest up to 35% of its assets in securities of issuers located in emerging market countries.
Material Fund Change Risks Change [Text Block]	Additionally, the Fund also added consumer discretionary risk as a principal risk of the Fund.
Updated Prospectus Phone Number	www.corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds
Updated Prospectus Email Address	Request@valic.com
Updated Prospectus Web Address	1-800-448-2542
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
International Opportunities Fund
Shareholder Report [Line Items]
Fund Name	International Opportunities Fund
Class Name	International Opportunities Fund
Trading Symbol	VIOPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the VALIC Company I International Opportunities Fund (the “Fund”) for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at
corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds
. You can also request this information by contacting us at 1-800-448-2542.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds
Expenses [Text Block]
Fund Expenses
What were the Fund costs for the last year?
(Based on a hypothetical $10,000
investment
)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
International Opportunities Fund	$ 106.56	0.99%

Expenses Paid, Amount	$ 106.56
Expense Ratio, Percent	0.99%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund posted a return of 15.27% for the year ended May 31, 2024, compared to a return of 16.74% for the MSCI ACWI ex USA Index (net) (a broad-based securities market) and 15.49% for the MSCI ACWI ex USA SMID Cap Index (net) (the "Performance Index"). In the last 12 months, international small-mid cap equity markets have been largely driven by higher interest rates and their impending impact on corporate earnings. Stocks with higher multiples, such as growth stocks, saw more volatility as investors were less willing to pay higher multiples
for earnings out in the future.
The following is a summary, by subadviser, of the top contributors and detractors that impacted their portion of the Fund's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
Delaware Investment Fund Advisers - see Material Fund Changes for the time period covered
| Allocations in the following sectors: energy; real estate; communication services. Security selection in the following sectors: information technology; health care; financials. Position weightings: Alchip Technologies, Ltd.; Asics Corp.; Classys, Inc. Exposure to the following countries: Taiwan, Australia, and Mexico
Massachusetts Financial - see Material Fund Changes for the time period covered

|

Allocations in the following sectors: real estate; utilities; industrials. Security selection in the following sectors: health care; utilities; real estate. Position weightings: MakeMyTrip, Ltd.; Galp Energia SGPS SA; LS Industrial Systems. Exposure to the following countries: Sweden, United States; Portugal
Invesco Advisers, Inc. - see Material Fund Changes for the time period covered

|

Allocations in the following sectors: industrials; information technology; real estate. Security selection in the following sectors: health care; communication services; materials. Position weightings: Biotage AB; Sdiptech AB; Karnov Group AB. Exposure to the following countries: Sweden; China; United Kingdom
Wellington Management Company, LLP - see Material Fund Changes for the time period covered

|

In aggregate: position weightings. Allocations in the following sectors: consumer staples; materials; energy. Security selection in the following sectors: financials; health care; materials. Position weightings: Wix.com, Ltd.; Kyushu Electric Power Co., Inc.; Fusion Pharmaceuticals, Inc. Exposure to the following countries: Canada; United States; Austria
Massachusetts Financial - see Material Fund Changes for the time period covered

|

Allocations in the following sectors: energy; financials; health care. Security selection in the following sectors: materials; consumer discretionary; consumer staples. Position weightings: Croda International PLC; Symrise AG; CTS Eventim AG & Co. KGaA. Exposure to the following countries: United Kingdom; Japan; Spain
Invesco Advisers, Inc. - see Material Fund Changes for the time period covered

|

Allocations in the following sectors: health care; financials. Security selection in the following sectors: industrials; information technology; consumer discretionary. Position weightings: OBIC Co., Ltd.; LEM Holding SA; TechnoPro Holdings, Inc. Exposure to the following countries: Japan; Brazil; India
Wellington Management Company, LLP - see Material Fund Changes for the time period covered

|

Allocations in the following sectors: real estate; cash; health care. Security selection in the following sectors: industrials; energy. Position weightings: TechnoPro Holdings, Inc.; Air France-KLM SA; Marui Group Co., Ltd. Exposure to the following countries: Taiwan; Norway; Ireland

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
International Opportunities Fund	15.27%	4.38%	4.66%
MSCI ACWI ex USA Index (net)	16.74%	6.81%	4.03%
MSCI ACWI ex USA SMID Cap Index (net)	15.49%	6.39%	4.25%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Sep. 28, 2023
Updated Performance Information Location [Text Block]	Visit my.valic.com/ARO/FundPerformance/Index.aspx for the most recent performance information.
Net Assets	$ 410,000,000
Holdings Count | Holdings	354
Advisory Fees Paid, Amount	$ 3,700,000
Investment Company, Portfolio Turnover	129.00%
Additional Fund Statistics [Text Block]
Fund net assets	$ 410M
Total number of portfolio holdings	354
Total net advisory fee paid	$ 3.7M
Portfolio turnover rate during the reporting period	129%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Fund's net assets as of the end of the period.
Top Industries
Healthcare-Products	7.2%
Commercial Services	6.9%
Machinery-Diversified	6.8%
Short-Term Investments	5.8%
Software	5.8%
Computers	5.0%
Electronics	4.0%
Banks	4.0%
Miscellaneous Manufacturing	3.9%
Internet	3.9%
Chemicals	3.1%
Retail	3.0%
Semiconductors	2.9%
REITS	2.9%
Food	2.9%
Portfolio Composition
Country

Largest Holdings [Text Block]
Top Industries
Healthcare-Products	7.2%
Commercial Services	6.9%
Machinery-Diversified	6.8%
Short-Term Investments	5.8%
Software	5.8%
Computers	5.0%
Electronics	4.0%
Banks	4.0%
Miscellaneous Manufacturing	3.9%
Internet	3.9%
Chemicals	3.1%
Retail	3.0%
Semiconductors	2.9%
REITS	2.9%
Food	2.9%

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the period.

Effective September 28, 2023 (the “Effective Date”), Invesco Advisers, Inc. and Wellington Management Company LLP were appointed as subadvisors to the Fund, replacing the existing subadvisers, Massachusetts Financial Services Company and Delaware Investments Fund Advisers (along with its sub-subadvisor affiliates Macquarie Investment Management Global Limited and Macquarie Funds Management Hong Kong Limited).
Additionally, a contractual advisory fee waiver was implemented beginning on the Effective Date in the amount of 0.03% of average daily net assets at each of the Fund’s advisory fee breakpoint levels, and on October 1, 2023, its expense limitation agreement was terminated.
Also, on the Effective Date, changes to the Fund’s investment strategies and techniques were adopted to match the investment processes and techniques used by the new subadvisers. Lastly, sector risk was added as a principal risk of the Fund. For more comprehensive information, you may review the Fund’s next prospectus, which we expect to be available by September 30, 2024 at www.corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds or upon special request at 1-800-448-2542 or by sending an e-mail request to
Forms.Request@valic.com
.

Material Fund Change Expenses [Text Block]	Additionally, a contractual advisory fee waiver was implemented beginning on the Effective Date in the amount of 0.03% of average daily net assets at each of the Fund’s advisory fee breakpoint levels, and on October 1, 2023, its expense limitation agreement was terminated.
Material Fund Change Risks Change [Text Block]	Lastly, sector risk was added as a principal risk of the Fund.
Material Fund Change Adviser [Text Block]	Effective September 28, 2023 (the “Effective Date”), Invesco Advisers, Inc. and Wellington Management Company LLP were appointed as subadvisors to the Fund, replacing the existing subadvisers, Massachusetts Financial Services Company and Delaware Investments Fund Advisers (along with its sub-subadvisor affiliates Macquarie Investment Management Global Limited and Macquarie Funds Management Hong Kong Limited).
Updated Prospectus Phone Number	1-800-448-2542
Updated Prospectus Email Address	Request@valic.com
Updated Prospectus Web Address	www.corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
Small Cap Index Fund
Shareholder Report [Line Items]
Fund Name	Small Cap Index Fund
Class Name	Small Cap Index Fund
Trading Symbol	VCSLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the VALIC Company I Small Cap Index Fund (the “Fund”) for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at
corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds
. You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds
Expenses [Text Block]
Fund Expenses
What were the Fund c
o
sts for the l
a
st year?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Small Cap Index Fund	$ 41.74	0.38%

Expenses Paid, Amount	$ 41.74
Expense Ratio, Percent	0.38%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund posted a return of 19.67% for the year ended May 31, 2024, compared to a return of 27.58% for the Russell 3000
®
Index (a broad-based securities market index) and 20.12% for the Russell 2000
®
Index (the "Performance Index"). Amidst a backdrop of healthy labor markets and stronger than expected growth, equity markets experienced solid returns for the one-year period ending in May. Positive trends in corporate earnings and a secular tailwind from artificial intelligence trends also contributed to performance, particularly growth-oriented equities.

The Fund is managed to seek to track the performance of the Index. The Subadviser may endeavor to track the Index by purchasing every stock included in the Index, in the same proportions; or, in the alternative, the Subadviser may invest in a sampling of Index stocks by utilizing a statistical technique known as "optimization".
The following is a summary

of the top contributors and detractors that impacted

the Fund's
performance
during the year.
TOP PERFORMANCE CONTRIBUTORS
Allocations in the following sectors
| financial; industrials; technology
Position weightings

|

Super Micro Computer, Inc.; MicroStrategy, Inc., Class A; Carvana Co., Class A
TOP PERFORMANCE DETRACTORS
Allocations in the following sectors

|

utilities
Position weightings

|

Shoals Technologies Group, Inc., Class A; Pacific Biosciences of California, Inc.; Revance Therapeutics, Inc.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Small Cap Index Fund	19.67%	8.21%	7.38%
Russell 3000 ® Index	27.58%	15.00%	12.09%
Russell 2000 ® Index	20.12%	8.61%	7.66%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit my.valic.com/ARO/FundPerformance/Index.aspx for the most recent performance information.
Net Assets	$ 1,080,000,000
Holdings Count | Holdings	1,961
Advisory Fees Paid, Amount	$ 2,400,000
Investment Company, Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]
Fund net assets	$ 1,080M
Total number of portfolio holdings	1,961
Total net advisory fee paid	$ 2.4M
Portfolio turnover rate during the reporting period	11%

Holdings [Text Block]
Top Industries
Banks	7.4%
Biotechnology	6.7%
REITS	5.5%
Software	5.5%
Commercial Services	4.7%
Retail	4.3%
Oil & Gas	4.2%
Repurchase Agreements	3.7%
Computers	3.3%
Healthcare-Products	3.0%
Diversified Financial Services	2.8%
Semiconductors	2.8%
Pharmaceuticals	2.6%
Short-Term Investments	2.4%
Electronics	2.3%
Portfolio Composition

Largest Holdings [Text Block]
Top Industries
Banks	7.4%
Biotechnology	6.7%
REITS	5.5%
Software	5.5%
Commercial Services	4.7%
Retail	4.3%
Oil & Gas	4.2%
Repurchase Agreements	3.7%
Computers	3.3%
Healthcare-Products	3.0%
Diversified Financial Services	2.8%
Semiconductors	2.8%
Pharmaceuticals	2.6%
Short-Term Investments	2.4%
Electronics	2.3%

Material Fund Change [Text Block]	Material Fund Changes There were no material fund changes during the period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
Small Cap Special Values Fund
Shareholder Report [Line Items]
Fund Name	Small Cap Special Values Fund
Class Name	Small Cap Special Values Fund
Trading Symbol	VSSVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the VALIC Company I Small Cap Special Values Fund (the “Fund”) for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at
corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds
. You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds
Expenses [Text Block]
Fund Expenses
What were the Fund costs for the last year?
(Based on a hypoth
et
ical $10,000
investment
)
Fund	Co sts of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Small Cap Special Values Fund	$ 100.77	0.89%

Expenses Paid, Amount	$ 100.77
Expense Ratio, Percent	0.89%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund posted a return of 26.46% for the year ended May 31, 2024, compared to a return of 27.58% for the Russell 3000
®
Index (a broad-based securities market index)
and
21.76% for the Russell 2000
®
Value Index (the "Performance Index"). Equity markets and small-cap value stocks experienced volatility over the past 12 months as investors digested ongoing inflation concerns and varying economic data points with hopes of an economic “soft landing” and a more accommodative monetary policy environment.
The following is a summary of the top contributors and detractors that impacted the Fund's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
In aggregate
| sector allocations and position weightings
Allocations in the following sectors

|

industrials; materials; health care
Security selection in the following sectors

|

industrials; consumer staples; information technology
Position weightings

|

Mueller Industries, Inc.; CSW Industrials, Inc.; Innospec, Inc.
TOP PERFORMANCE DETRACTORS
Allocations in the following sectors

|

consumer staples; cash; financials
Security selection in the following sectors

|

consumer discretionary; materials; utilities
Position weightings

|

Denny’s Corp.; Hawaiian Electric
Industries
, Inc.; Dine Brands Global, Inc.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Small Cap Special Values Fund	26.46%	10.50%	8.62%
Russell 3000 ® Index	27.58%	15.00%	12.09%
Russell 2000 ® Value Index	21.76%	8.77%	6.87%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit my.valic.com/ARO/FundPerformance/Index.aspx for the most recent performance information.
Net Assets	$ 215,000,000
Holdings Count | Holdings	124
Advisory Fees Paid, Amount	$ 1,500,000
Investment Company, Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]
Fund net assets	$ 215M
Total number of portfolio holdings	124
Total net advisory fee paid	$ 1.5M
Portfolio turnover rate during the reporting period	19%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Fund's net assets as of the end of the period.
Top Industries
Chemicals	9.8%
Banks	7.9%
Household Products/Wares	7.1%
Insurance	6.3%
Building Materials	6.1%
Oil & Gas	6.0%
Commercial Services	5.9%
Metal Fabricate/Hardware	5.9%
Food	4.8%
Machinery-Diversified	4.0%
Packaging & Containers	3.8%
REITS	3.7%
Hand/Machine Tools	2.9%
Short-Term Investments	2.7%
Healthcare-Products	2.5%
Po
rtfo
lio Composition

Largest Holdings [Text Block]
Top Industries
Chemicals	9.8%
Banks	7.9%
Household Products/Wares	7.1%
Insurance	6.3%
Building Materials	6.1%
Oil & Gas	6.0%
Commercial Services	5.9%
Metal Fabricate/Hardware	5.9%
Food	4.8%
Machinery-Diversified	4.0%
Packaging & Containers	3.8%
REITS	3.7%
Hand/Machine Tools	2.9%
Short-Term Investments	2.7%
Healthcare-Products	2.5%

Material Fund Change [Text Block]	Material Fund Changes There were no material fund changes during the period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.